UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05577

The Glenmede Fund, Inc.
(Exact name of registrant as specified in charter)

One Lincoln Street Boston, Massachusetts		02111-2900
(Address of principal executive offices)		(Zip code)

Michael P. Malloy, Esq. Secretary Drinker Biddle & Reath LLP One Logan Square 18th & Cherry Streets Philadelphia, PA 19103-6996
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-442-8299

Date of fiscal year end:	October 31, 2007

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments. – The schedules of investments for the period ended July 31, 2007, are filed herewith.

THE GLENMEDE FUND, INC.

Government Cash Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2007 — (Unaudited)

Face
Amount		Value
AGENCY DISCOUNT NOTES◆ — 5.3%
	Federal Home Loan Bank — 0.7%
$5,000,000	5.03% due 1/25/08 (1)	$4,876,347

	Federal Home Loan Mortgage Corporation — 2.0%
5,000,000	5.08% due 9/13/07	4,969,662
10,000,000	4.996% due 9/18/07	9,933,387
		14,903,049
	Federal National Mortgage Association — 2.6%
7,500,000	5.086% due 8/29/07	7,470,331
5,000,000	4.975% due 11/30/07	4,916,392
7,500,000	5.02% due 11/30/07	7,373,454
		19,760,177
	TOTAL AGENCY DISCOUNT NOTES (Cost $39,539,573)	39,539,573

Face
Amount		Value
AGENCY NOTES — 56.4%
	Federal Farm Credit Bank — 0.5%
1,500,000	3.20% due 1/28/08	1,484,503
2,545,000	3.68% due 3/3/08	2,522,383
		4,006,886
	Federal Home Loan Bank — 33.7%
1,755,000	4.30% due 8/2/07	1,754,955
1,545,000	3.75% due 8/15/07	1,544,122
3,350,000	4.75% due 8/17/07	3,349,046
4,260,000	4.25% due 8/20/07	4,257,602
10,000,000	3.04% due 9/4/07	9,979,401
12,000,000	3.375% due 9/14/07	11,972,783
10,000,000	5.17% due 9/21/07	9,998,048
1,000,000	3.50% due 9/24/07	997,598
8,300,000	4.69% due 10/11/07	8,289,319
1,500,000	3.375% due 10/22/07	1,493,545
1,000,000	3.45% due 10/23/07	995,812
10,000,000	4.125% due 10/26/07	9,979,563
1,545,000	3.375% due 11/2/07	1,537,334
1,870,000	5.20% due 11/14/07	1,868,899
1,110,000	3.50% due 11/15/07	1,104,310
5,000,000	5.239% due 11/15/07	5,000,131
8,000,000	3.625% due 11/30/07	7,958,574
3,000,000	3.70% due 12/10/07	2,982,686
2,350,000	5.50% due 12/27/07	2,352,156
5,000,000	4.15% due 12/28/07	4,977,791

$1,000,000	3.07% due 1/8/08	$990,570
8,375,000	4.50% due 1/11/08	8,347,720
1,000,000	3.15% due 1/14/08	990,606
20,800,000	5.249% due 1/24/08	20,800,000
5,000,000	5.00% due 1/25/08	4,991,848
5,000,000	4.00% due 2/1/08	4,969,748
15,195,000	5.239% due 2/7/08	15,197,133
15,200,000	5.01% due 2/13/08	15,181,218
5,000,000	3.375% due 2/15/08	4,950,114
1,425,000	4.47% due 2/15/08	1,419,086
11,700,000	5.30% due 2/15/08	11,700,000
8,715,000	5.25% due 2/15/08	8,717,555
2,975,000	3.45% due 2/25/08	2,944,816
3,000,000	3.00% due 2/28/08	2,961,192
2,100,000	5.375% due 2/28/08	2,100,000
10,000,000	5.229% due 2/28/08	10,000,000
3,500,000	3.35% due 3/24/08	3,456,671
1,000,000	4.25% due 3/24/08	993,906
5,000,000	5.905% due 3/27/08	5,019,906
5,000,000	5.00% due 3/28/08	4,990,950
3,005,000	4.43% due 4/7/08	2,987,823
5,000,000	5.27% due 5/21/08	4,998,785
1,185,000	5.25% due 6/2/08	1,184,573
1,500,000	3.25% due 6/26/08	1,473,680
3,000,000	5.00% due 6/30/08	2,991,507
1,300,000	3.00% due 7/9/08	1,273,601
1,600,000	5.00% due 7/9/08	1,595,822
1,500,000	3.20% due 7/23/08	1,471,268
5,000,000	3.40% due 7/30/08	4,909,608
5,000,000	5.35% due 7/30/08	5,000,497
		251,003,878
	Federal Home Loan Mortgage Corporation — 10.3%
10,000,000	3.375% due 8/23/07	9,988,811
1,000,000	3.30% due 9/14/07	997,714
3,500,000	3.50% due 9/15/07	3,492,377
7,500,000	3.00% due 10/15/07	7,466,402
10,000,000	5.25% due 12/26/07	10,000,000
1,469,000	3.45% due 12/28/07	1,458,398
1,000,000	3.00% due 1/23/08	989,805
2,500,000	3.25% due 1/28/08	2,475,873
3,000,000	5.00% due 1/28/08	2,995,217
1,779,000	3.625% due 2/15/08	1,762,689
7,000,000	5.00% due 2/25/08	6,984,909
10,000,000	5.36% due 3/27/08	10,000,000
3,894,000	5.75% due 4/15/08	3,906,171
14,650,000	5.27% due 4/25/08	14,646,144
		77,164,510
	Federal National Mortgage Association — 11.9%
7,500,000	4.20% due 8/1/07	7,500,000
7,740,000	4.75% due 8/3/07	7,739,779
7,750,000	4.75% due 8/10/07	7,749,004
5,000,000	3.14% due 9/10/07	4,988,739

$10,000,000	3.02% due 10/12/07	$9,956,080
2,500,000	3.55% due 11/16/07	2,487,805
2,000,000	4.90% due 11/28/07	1,997,043
3,300,000	2.82% due 12/26/07	3,267,462
5,256,000	2.62% due 1/2/08	5,197,513
10,000,000	5.30% due 1/8/08	10,000,000
5,000,000	3.25% due 1/15/08	4,954,954
5,000,000	5.00% due 1/18/08	4,994,060
6,000,000	5.40% due 2/1/08	6,001,539
4,600,000	4.00% due 2/22/08	4,568,871
3,500,000	5.00% due 2/27/08	3,494,805
3,500,000	5.125% due 2/28/08	3,497,188
		88,394,842
	TOTAL AGENCY NOTES (Cost $420,570,116)	420,570,116

Face
Amount
REPURCHASE AGREEMENTS — 38.1%
170,000,000	With Bear Stearns, Inc., dated 7/31/07, 5.30%, principal and interest in the amount of $170,025,028, due 8/1/07, (collateralized by FNR securities with an aggregate par value of $175,293,395, coupon rates of 5.70%, due 1/25/36, market value of $175,258,337)		170,000,000

93,682,771	With Merrill Lynch & Co., Inc., dated 7/31/07, 5.27%, principal and interest in the amount of $93,696,485, due 8/1/07 (collateralized by FNR securities with an aggregate par value of $98,039,429, coupon rates from 3.50% to 4.50%, due 12/25/22 to 8/25/33, market value of $95,596,654)		93,682,771

20,000,000	With Paine Webber, Inc., dated 7/31/07, 5.23%, principal and interest in the amount of $20,002,906, due 8/1/07 (collateralized by FN #745327 with a par value of $20,715,420, coupon rate of 6.00%, due 3/1/36, market value of $20,408,163)		20,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost $283,682,771)		283,682,771

TOTAL INVESTMENTS (Cost $743,792,460) (2)		99.8%	$743,792,460
OTHER ASSETS IN EXCESS OF LIABILITIES		0.2	1,604,206
NET ASSETS		100.0%	$745,396,666

◆	Percentages indicated are based on net assets.
(1)	Rate represents annualized discount yield at date of purchase.
(2)	Aggregate cost for federal tax purposes was $743,792,460.
Abbreviations:
FN —	Federal National Mortgage Association
FNR —	Federal National Mortgage Association REMIC

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2007 — (Unaudited)

Face
Amount		Value
VARIABLE/FLOATING RATE NOTES◆(1) — 97.3%
	Daily Variable/Floating Rate Notes — 60.9%
$6,800,000	California State Economic Recovery, Series C-1, State Guaranteed (SPA: Landesbank Baden-Wurttemberg),
	3.70% due 7/1/23	$6,800,000
3,290,000	California State, Economic Recovery, Series C-2, State Guaranteed (SPA: Bank of America),
	3.62% due 7/1/23	3,290,000
4,075,000	California State, Economic Recovery, Series C-3, State Guaranteed (SPA: Landesbank Hessen-Thuer),
	3.62% due 7/1/23	4,075,000
4,900,000	California State, Economic Recovery, Series C-5, State Guaranteed (SPA: Bank of America),
	3.54% due 7/1/23	4,900,000
6,545,000	California State, School Improvements, Series A-4, Refunding, (LOC: 75% Citibank, 25% California State Teachers Retirement),
	3.54% due 5/1/34	6,545,000
11,200,000	California State, Series A-3, (LOC: Westdeutsche Landesbank 80% & J.P. Morgan Chase 20%),
	3.62% due 5/1/33	11,200,000
1,900,000	Charlotte, Mecklenburg Hospital Authority, North Carolina Health Care System Revenue, Carolinas Healthcare, Series D (SPA: Bank of America),
	3.66% due 1/15/26	1,900,000
3,200,000	Clark County, Nevada, School District Revenue, Series B, (SPA: Bayerische Landesbank), (FSA Insured),
	3.66% due 6/15/21	3,200,000
3,200,000	Connecticut State Health & Educational Facilities Authority Revenue, Edgehill Project, Series C (LOC: KBC Bank NV),
	3.58% due 7/1/27	3,200,000
2,100,000	Connecticut State Health & Educational Facilities Authority, Revenue, Yale University, Series T-1,
	3.62% due 7/1/29	2,100,000
7,050,000	Cuyahoga County, Ohio, Hospital Revenue, University Hospitals of Cleveland (LOC: J.P. Morgan Chase),
	3.62% due 1/1/16	7,050,000
18,630,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	3.58% due 12/1/15	18,630,000
6,300,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project,
	3.63% due 11/1/19	6,300,000
	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue, ExxonMobil Corp. Project:
1,900,000	3.64% due 6/1/20	1,900,000

$2,450,000	3.64% due 10/1/24	$2,450,000
4,200,000	Hapeville, Georgia, Development Authority, Industrial Development Revenue, Hapeville Hotel Ltd., (LOC: Bank of America),
	3.65% due 11/1/15	4,200,000
2,900,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, (ExxonMobil Corp.),
	3.64% due 3/1/24	2,900,000
4,100,000	Harris County, TX, Industrial Development Corp., (Exxon Mobil Corp.),
	3.64% due 3/1/24	4,100,000
19,405,000	Idaho Health Facilities Authority Revenue, St. Lukes Regional Medical Center Project, (SPA: Bayerische Landesbank), (FSA Insured),
	3.67% due 7/1/35	19,405,000
1,600,000	Idaho Health Facilities Authority Revenue, St. Lukes Regional Medical Center, (FSA Insured),
	3.67% due 7/1/30	1,600,000
800,000	Irvine Ranch, California, Water District Numbers 105, 140, 240 & 250 (LOC: State Street Bank & Trust Co.),
	3.60% due 1/1/21	800,000
17,100,000	Irvine Ranch, California, Water District, Capital Improvement Project (LOC: Landesbank Baden-Wurttemberg),
	3.52% due 8/1/16	17,100,000
805,000	Irvine Ranch, California, Water District, General Obligation, (LOC: Landesbank Baden-Wurttemberg),
	3.52% due 6/1/15	805,000
420,000	Irvine Ranch, California, Water District, Series A, (LOC: Bank of America),
	3.52% due 5/1/09	420,000
100,000	Irvine, California, Improvement Board Act of 1915, Assessment District 00-18, Series A, (LOC: Bank of New York),
	3.55% due 9/2/26	100,000
8,808,000	Irvine, California, Improvement Board Act of 1915, Assessment District 93-14, (LOC: Bank of America),
	3.60% due 9/2/25	8,808,000
1,000,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA, Inc. Project,
	3.67% due 6/1/23	1,000,000
4,000,000	Jacksonville, Florida, Pollution Control Revenue, Refunding, Florida Power & Light Co. Project,
	3.73% due 5/1/29	4,000,000
7,740,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project,
	3.64% due 10/1/24	7,740,000
	Kansas State Department of Transportation, Highway Liquidity Provider Revenue, Series B-1, Pooled Money Investment Board:
14,500,000	3.67% due 9/1/20	14,500,000
6,660,000	3.67% due 9/1/20	6,660,000
4,800,000	Lawrence County, South Dakota, Pollution Control Revenue, Daily Refunding, Homestake Mining Co., Series B, (LOC: J.P. Morgan Chase),
	3.68% due 7/1/32	4,800,000

$2,220,000	Lehigh County, Pennsylvania, General Purpose Authority Revenue, Lehigh Valley Hospital, Series B, (SPA: Wachovia Bank), (MBIA Insured),
	3.62% due 7/1/29	$2,220,000
1,100,000	Lincoln County, WY, Pollution Control (Exxon Mobil Corp.),
	3.64% due 11/1/14	1,100,000
3,600,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project,
	3.63% due 8/1/15	3,600,000
1,000,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series C,
	3.64% due 11/1/14	1,000,000
14,985,000	Los Angeles, California, Regional Airports Improvement Corp., Lease Revenue, Sublease - Los Angeles International Airport, LAX Two Corp., (LOC: Societe Generale),
	3.67% due 12/1/25	14,985,000
20,300,000	Loudoun County, Virginia, Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series E,
	3.65% due 2/15/38	20,300,000
3,470,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2,
	3.58% due 11/1/35	3,470,000
2,300,000	Massachusetts State, Central Artery, Series A, (SPA: Landesbank Baden-Wurttemberg),
	3.69% due 12/1/30	2,300,000
12,700,000	Metropolitan Water District, Southern California Waterworks Revenue, Series B-3, (SPA: BNP Paribas),
	3.62% due 7/1/35	12,700,000
13,700,000	Montgomery, Alabama, Industrial Development Board, Pollution Control and Solid Waste Disposal Revenue, General Electric Project,
	3.65% due 5/1/21	13,700,000
16,920,000	Mount Vernon, Indiana, Pollution Control and Solid Waste Disposal Revenue, General Electric Project,
	3.65% due 12/1/14	16,920,000
15,995,000	New Jersey Economic Development Authority Revenue, Stolthaven Perth Amboy Project, Series A, (LOC: Citibank),
	3.64% due 1/15/18	15,995,000
9,265,000	New Jersey State Educational Facilities Authority Revenue, Princeton University, Series F,
	3.35% due 7/1/23	9,265,000
3,680,000	New York City, New York, General Obligations, Subseries A-7, (SPA: Bank of Nova Scotia), (AMBAC Insured),
	3.55% due 11/1/24	3,680,000
	New York City, New York, General Obligations, Subseries A-8, (LOC: J.P. Morgan Chase):
800,000	3.64% due 8/1/17	800,000
1,200,000	3.64% due 8/1/18	1,200,000

	New York City, New York, General Obligations, Subseries B-2, (LOC: J.P. Morgan Chase):
840,000	3.59% due 8/15/18	840,000
265,000	3.59% due 8/15/20	265,000
	New York City, New York, General Obligations, Subseries E-2, (LOC: J.P. Morgan Chase):
$1,000,000	3.59% due 8/1/20	$1,000,000
2,710,000	3.59% due 8/1/21	2,710,000
1,000,000	New York City, New York, General Obligations, Subseries H-2, (SPA: Credit Local de France),
	3.64% due 1/1/36	1,000,000
6,745,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank),
	3.59% due 6/15/35	6,745,000
3,510,000	New York City, New York, Municipal Water Finance Authority, Water and Sewer System Revenue, Series C, (SPA: Credit Local de France),
	3.59% due 6/15/33	3,510,000
	New York City, New York, Municipal Water Finance Authority, Water and Sewer System Revenue, Series C, (SPA: FGIC), (FGIC Insured):
1,340,000	3.64% due 6/15/22	1,340,000
3,100,000	3.64% due 6/15/35	3,100,000
1,800,000	New York City, New York, Transitional Finance Authority Revenue, Subseries C-4, (SPA: Landesbank Hessen-Thuer),
	3.59% due 8/1/31	1,800,000
700,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, General Electric Project,
	3.64% due 7/1/19	700,000
500,000	New York, NY,
	3.59% due 8/15/19	500,000
13,235,000	Newport Beach, California, Hoag Memorial Presbyterian Hospital Revenue, (SPA: Bank of America),
	3.67% due 10/1/22	13,235,000
1,200,000	North Carolina Medical Care Commission, ACES, Pooled Financing Projects, Series B, (LOC: Wachovia Bank),
	3.68% due 8/29/07	1,200,000
2,300,000	North Central Texas, Health Facility Development Corp. Revenue, Presbyterian Medical Center, Series C, (SPA: J.P. Morgan Chase), (MBIA Insured),
	3.67% due 12/1/15	2,300,000
9,675,000	North Central Texas, Health Facility Development Corp. Revenue, Presbyterian Medical Center, Series D, (SPA: J.P. Morgan Chase), (MBIA Insured),
	3.67% due 12/1/15	9,675,000
1,800,000	Orange County, California, Sanitation District Partnership, Series B, (SPA: Credit Local de France),
	3.56% due 8/1/30	1,800,000
6,000,000	Peninsula Ports Authority, Virginia, Coal Revenue Refunding, Dominion Terminal Associates, Term PJ-C, (LOC: Citibank),
	3.67% due 7/1/16	6,000,000

$2,135,000	Sublette County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project,
	3.63% due 11/1/14	$2,135,000
3,400,000	Union County, New Jersey, Industrial Pollution Financing Authority and Control, ExxonMobil Project,
	3.45% due 7/1/33	3,400,000
5,700,000	Unita County, Wyoming, Pollution Control Revenue, Chevron USA, Inc. Project,
	3.66% due 8/15/20	5,700,000
20,155,000	University of California Regents Medical Center, Series B-2 (SPA: Bank of New York 50% & California Public Employees’ Retirement System 25% & California State Teachers’ Retirement System 25%),
	3.50% due 5/15/32	20,155,000
7,755,000	University of North Carolina at Chapel Hill, Hospital Revenue, UPDATES, Series A, (SPA: Landesbank Hessen-Thuer),
	3.67% due 2/15/31	7,755,000
	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project:
3,500,000	3.64% due 10/1/25	3,500,000
2,900,000	3.64% due 12/1/29	2,900,000
10,040,000	Virginia Commonwealth University, Revenue Bonds, Series A, (LOC: Wachovia Bank), (AMBAC Insured),
	3.66% due 11/1/30 (2)	10,040,000
2,445,000	Wisconsin State Health & Educational Facilities Authority Revenue, Gundersen Lutheran, Series B, (SPA: Credit Local de France), (FGIC Insured),
	3.68% due 5/1/33	2,445,000
6,075,000	Wisconsin State Health & Educational Facilities Authority, (Gundersen Clinic, Ltd.),
	3.68% due 5/1/20	6,075,000
	Total Daily Variable/Floating Rate Notes (Cost $427,538,000)	427,538,000

	Weekly Variable/Floating Rate Notes — 36.4%
3,000,000	Alabama Special Care Facilities Financing Authority, Montgomery Hospital Revenue, (FGIC Insured),
	3.61% due 4/1/15	3,000,000
6,260,000	Alaska State, Housing Finance Corp., Housing Development, Series D, (MBIA Insured),
	3.58% due 6/1/37	6,260,000
5,605,000	Bexar County, Texas, Housing Finance Corp., Multi Family Housing Revenue, AAMHA LLC Project, (LOC: FNMA),
	3.61% due 12/18/25	5,605,000
6,965,000	Burke County, Georgia, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series A, (SPA: Credit Local de France), (FGIC Insured),
	3.63% due 1/1/19	6,965,000
5,760,000	California Housing Finance Agency Revenue, Multi Family Housing III, Series D, (LOC: FNMA),
	3.43% due 2/1/35	5,760,000
2,720,000	Charlotte, North Carolina, Airport Revenue, Series A, (SPA: J.P. Morgan Chase), (MBIA Insured),
	3.61% due 7/1/16	2,720,000

$5,965,000	Chicago, Illinois, O’Hare International Airport Revenue, General Airport 2nd Lien B, (LOC: Societe Generale),
	3.61% due 1/1/15	$5,965,000
1,355,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Huntington Woods, Series A, (SPA: Societe Generale), (FSA Insured),
	3.66% due 1/1/21	1,355,000
1,000,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Kimberly Forest, Series B, (SPA: Societe Generale), (FSA Insured),
	3.66% due 1/1/21	1,000,000
1,100,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Kings Arms Apartments, Series D, (SPA: Societe Generale), (FSA Insured),
	3.66% due 1/1/21	1,100,000
2,335,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Ten Oaks Apartments, Series F, (SPA: Societe Generale), (FSA Insured),
	3.66% due 1/1/21	2,335,000
1,000,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank),
	3.61% due 9/1/24	1,000,000
2,000,000	Colorado Educational & Cultural Facility Authority Revenue, Regis Jesuit High School Project, (LOC: Wells Fargo Bank),
	3.61% due 12/1/33	2,000,000
8,865,000	Colorado Springs, Colorado, Utilities Revenue, Sub Lien, Series A, (SPA: State Street Bank & Trust),
	3.61% due 11/1/35	8,865,000
1,400,000	Colton, California, Redevelopment Agency, Multi Family Housing Revenue, Series A, (LOC: Coast Federal Bank & FHLB),
	3.50% due 5/1/10	1,400,000
6,410,000	Connecticut State General Obligations, Series B (SPA: Bayerische Landesbank),
	3.57% due 5/15/14	6,410,000
10,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-2,
	3.51% due 7/1/27	10,100,000
1,600,000	Dauphin County, Pennsylvania, General Authority, School District Pooled Financing, PG II, (SPA: Bank of Nova Scotia), (AMBAC Insured),
	3.64% due 9/1/32	1,600,000
1,000,000	Delaware River & Bay Authority Revenue, Series B, (SPA: Credit Local de France), (AMBAC Insured),
	3.56% due 1/1/30	1,000,000
1,900,000	Durham, North Carolina, Public Improvements, (SPA: Wachovia Bank),
	3.63% due 2/1/13	1,900,000
6,900,000	Emmaus, Pennsylvania, General Authority Revenue, (SPA: Wachovia Bank), (FSA Insured),
	3.63% due 12/1/28	6,900,000
3,000,000	Fairfax County, Virginia, Industrial Development Authority Revenue, Fairfax Hospital, Series A,
	3.55% due 10/1/25	3,000,000

$600,000	Fairfax County, Virginia, Industrial Development Authority Revenue, Fairfax Hospital, Series C,
	3.62% due 10/1/25	$600,000
9,300,000	Fairfax County, Virginia, Industrial Development Authority Revenue, Inova Health System Foundation,
	3.55% due 1/1/30	9,300,000
4,300,000	Florida State Housing Finance Agency, Multi Family Housing Revenue, Series A, (LOC: FHLMC),
	3.59% due 2/1/08	4,300,000
1,840,000	Hennepin County, Minnesota, General Obligations, Series A, (LOC: State Street Bank & Trust Co.),
	3.46% due 12/1/25	1,840,000
16,700,000	Illinois Housing Development Authority, Housing Revenue, Illinois Center Apartments, GTY AGMT-Metropolitan Life (FHLMC Insured),
	3.61% due 1/1/08	16,700,000
1,900,000	Iowa Higher Education Loan Authority Revenue, Education Loan Private College Facilities, (SPA: J.P. Morgan Chase), (MBIA Insured),
	3.68% due 12/1/15	1,900,000
1,355,000	Kentucky Area Development Districts, Lease Program Revenue, Ewing, Kentucky, (LOC: Wachovia Bank),
	3.73% due 6/1/33	1,355,000
661,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank),
	3.47% due 7/1/28	661,000
114,936	Los Angeles, California, Multi Family Housing Revenue, Series K, (LOC: FHLB),
	3.55% due 7/1/10	114,936
1,890,000	Louisiana Public Facilities Authority Revenue, College and University Equipment and Capital, Series A, (SPA: Societe Generale), (FGIC Insured),
	3.63% due 9/1/10	1,890,000
6,600,000	Maine Health & Higher Educational Facility Authority Revenue, Bowdoin College, Series B, (LOC: State Street Bank & Trust Co.),
	3.61% due 7/1/25	6,600,000
10,300,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F,
	3.52% due 11/1/26	10,300,000
6,300,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	3.55% due 12/1/29	6,300,000
9,000,000	Massachusetts State Water Resources Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuer),
	3.57% due 8/1/28	9,000,000
5,400,000	Mecklenburg County, North Carolina, General Obligations, Series C, (SPA: Wachovia Bank),
	3.60% due 2/1/18	5,400,000
12,750,000	Minneapolis, Minnesota, Revenue, Guthrie Theater Project, Series A, (LOC: Wells Fargo Bank),
	3.46% due 10/1/23	12,750,000
3,105,000	Minneapolis, Minnesota, Multifamily Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank),
	3.56% due 12/1/27	3,105,000

$6,430,000	Minnesota State Higher Education Facilities Authority Revenue, Carleton College, Series 5G, (SPA: Wells Fargo Bank),
	3.46% due 11/1/29	$6,430,000
3,290,000	Moffat County, Colorado, Pollution Control Revenue, Natural Rural Utility Cooperative, (SPA: J.P. Morgan Chase), (AMBAC Insured),
	3.63% due 7/1/10	3,290,000
9,900,000	New Jersey State Turnpike Authority Revenue, Series D, (LOC: Societe Generale), (FGIC Insured),
	3.55% due 1/1/18	9,900,000
7,600,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: Westdeutsche Landesbank),
	3.58% due 11/15/28	7,600,000
1,850,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-C, (SPA: Credit Local de France),
	3.60% due 11/1/22	1,850,000
8,200,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-D, (SPA: Credit Local de France),
	3.60% due 11/1/22	8,200,000
9,900,000	New York State Local Government Assistance Corp., Series B, (LOC: Westdeutsche Landesbank 50% & Bayerische Landesbank 50%),
	3.59% due 4/1/23	9,900,000
100,000	Ohio State University General Receipts,
	3.56% due 12/1/07	100,000
	Ohio State University General Receipts, Series B:
7,965,000	3.47% due 12/1/29	7,965,000
3,800,000	3.47% due 12/1/29	3,800,000
714,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank),
	3.56% due 12/1/15	714,000
4,200,000	Tulsa, Oklahoma, Tulsa Industrial Authority Revenue, University of Tulsa, Series B, (SPA: Credit Local de France), (MBIA Insured),
	3.63% due 10/1/26	4,200,000
12,400,000	Washington State, (SPA: Landesbank Hessen-Thuer),
	3.60% due 6/1/20	12,400,000
1,250,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank),
	3.61% due 11/1/25	1,250,000
	Total Weekly Variable/Floating Rate Notes (Cost $255,954,936)	255,954,936

	TOTAL VARIABLE/FLOATING RATE NOTES (Cost $683,492,936)	683,492,936

Face
Amount			Value
FIXED RATE NOTES — 2.9%
$5,000,000	Colorado State General Funding:
	4.25% due 6/27/08		$5,025,287
5,000,000	Kentucky Asset/Liability Commission:
	4.50% due 6/26/08		5,034,333
10,000,000	Texas State Tax & Revenue Anticipation Notes:
	4.50% due 8/31/07		10,007,538

	TOTAL FIXED RATE NOTES (Cost $20,067,158)		20,067,158

TOTAL INVESTMENTS (Cost $703,560,094) (3)		100.2%	$703,560,094
LIABILITIES IN EXCESS OF OTHER ASSETS		(0.2)	(1,465,329)
NET ASSETS		100.0%	$702,094,765

◆	Percentages indicated are based on net assets.
(1)

Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(2)	When-issued security.
(3)	Aggregate cost for federal tax purposes was $703,560,094.
Abbreviations:
ACES —	Adjustable Convertible Extendable Securities
AMBAC —	American Municipal Bond Assurance Corporation
DATES —	Daily Adjustable Tax-Exempt Securities
FGIC —	Financial Guaranty Insurance Corporation
FHLB —	Federal Home Loan Bank
FHLMC —	Federal Home Loan Mortgage Corporation
FNMA —	Federal National Mortgage Association
FSA —	Financial Security Assurance
LOC —	Letter of Credit
MBIA —	Municipal Bond Investors Assurance
SPA —	Stand-By Purchase Agreement
UPDATES —	Unit Price Demand Adjustable Tax-Exempt Securities

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2007 — (Unaudited)

Face
Amount		Value
AGENCY NOTES◆ — 26.0%
	Federal Home Loan Bank — 15.4%
$3,000,000	4.625% due 11/21/08	$2,986,623
15,000,000	5.375% due 8/19/11 (1)	15,158,850
5,000,000	5.375% due 5/18/16 (1)	5,011,740
7,500,000	5.625% due 6/13/16	7,526,152
		30,683,365
	Federal Home Loan Mortgage Corporation — 9.9%
11,500,000	6.625% due 9/15/09	11,883,261
6,000,000	4.00% due 12/15/09	5,871,960
1,800,000	6.25% due 7/15/32 (1)	1,964,011
		19,719,232
	Federal National Mortgage Association — 0.7%
1,500,000	5.00% due 10/15/11	1,494,483

	TOTAL AGENCY NOTES (Cost $52,574,398)	51,897,080

Face
Amount		Value
MORTGAGE-BACKED SECURITIES — 30.1% (2)
	Federal Home Loan Mortgage Corporation — 9.0%
863	# 555359, 6.50% due 4/1/08	860
19,692	# G10753, 6.50% due 9/1/09	19,689
12,596	# G00807, 9.50% due 3/1/21	13,048
5,032,751	# G12342, 5.50% due 8/1/21	4,975,848
1,611,302	# J03604, 5.50% due 10/1/21	1,591,524
945,854	# J03649, 5.50% due 10/1/21	934,244
2,846,775	# G12442, 6.00% due 11/1/21	2,863,967
2,965,817	# J03536, 5.50% due 11/1/21	2,929,413
1,880,533	# G18163, 5.50% due 1/1/22	1,857,451
128,633	# D78677, 8.00% due 3/1/27	135,367
51,416	# D84894, 8.00% due 12/1/27	54,131
1,588,590	# C00742, 6.50% due 4/1/29	1,624,433
1,009,968	# A57845, 7.00% due 2/1/37	1,037,063
		18,037,038
	Federal National Mortgage Association — 16.4%
38,556	# 313815, 6.50% due 1/1/11	38,638
100,490	# 535729, 6.50% due 2/1/16	102,689
100,807	# 535962, 6.50% due 5/1/16	102,954
60,211	# 595134, 6.50% due 7/1/16	61,494
327,580	# 596498, 6.00% due 7/1/16	330,128
49,946	# 608777, 6.50% due 10/1/16	51,010
657,140	# 625990, 5.50% due 12/1/16	652,506

$95,682	# 643340, 6.50% due 3/1/17	$97,628
174,785	# 555016, 6.50% due 10/1/17	178,509
1,511,558	# 686230, 5.50% due 2/1/18	1,498,985
1,609,147	# 254685, 5.00% due 4/1/18	1,568,212
1,433,966	# 740449, 5.50% due 9/1/18	1,422,038
1,516,486	# 768557, 5.50% due 2/1/19	1,503,871
421,480	# 255159, 5.50% due 3/1/19	417,974
16,513	# 313796, 9.50% due 2/1/21	17,823
10,350	# 125275, 7.00% due 3/1/24	10,727
68,252	# 313795, 9.50% due 1/1/25	74,684
299,823	# 373328, 8.00% due 3/1/27	317,138
248,229	# 390895, 8.00% due 6/1/27	262,564
53,598	# 395715, 8.00% due 8/1/27	56,694
498,428	# 397602, 8.00% due 8/1/27	527,212
32,629	# 405845, 8.00% due 11/1/27	34,513
9,688	# 499335, 6.50% due 8/1/29	9,895
40,604	# 252806, 7.50% due 10/1/29	42,491
2,714	# 523497, 7.50% due 11/1/29	2,840
14,737	# 588945, 7.00% due 6/1/31	15,282
459,138	# 607862, 7.00% due 9/1/31	476,133
105,712	# 624571, 7.00% due 3/1/32	109,554
72,645	# 656872, 6.50% due 8/1/32	73,947
115,548	# 687575, 7.00% due 2/1/33	119,310
4,179,308	# 789856, 6.00% due 8/1/34	4,155,828
1,187,701	# 820811, 6.00% due 4/1/35	1,179,016
2,125,432	# 829202, 5.00% due 7/1/35	1,999,523
1,952,025	# 826586, 5.00% due 8/1/35	1,836,388
1,561,225	# 867021, 7.00% due 3/1/36	1,604,137
1,032,604	# 256216, 7.00% due 4/1/36	1,060,986
4,883,166	# 898412, 5.00% due 10/1/36	4,585,276
1,480,115	# 910894, 5.00% due 2/1/37	1,388,267
1,935,895	# 912456, 6.50% due 3/1/37	1,955,662
2,996,228	# 939512, 5.00% due 6/1/37	2,810,297
		32,752,823
	Government National Mortgage Association — 4.7%
94,474	# 460389, 7.00% due 5/15/28	98,723
33,539	# 464049, 7.00% due 7/15/28	35,047
52,865	# 476259, 7.00% due 8/15/28	55,243
27,633	# 496632, 7.00% due 12/15/28	28,875
153,374	# 539971, 7.00% due 1/15/31	160,167
51,240	# 485264, 7.50% due 2/15/31	53,656
22,747	# 556417, 7.00% due 6/15/31	23,754
87,636	# 559304, 7.00% due 9/15/31	91,517
133,561	# 570289, 7.00% due 1/15/32	139,500
325,702	# 574687, 6.00% due 4/15/34	325,817
3,500,000	TBA, 5.50% due 8/1/37 (3)	3,409,217
5,000,000	TBA, 6.00% due 8/1/37 (3)	4,992,190
		9,413,706
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $61,205,649)	60,203,567

Face
Amount
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
$457,633	Credit-Based Asset Servicing and Securitization, Series 1999-CB1-Class 1A, 6.50% due 9/25/26	$462,040
232,098	Washington Mutual Mortgage Securities Corp., Series 2003-MS9-Class 1P (PO), 0.00% due 4/25/33	202,846
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $645,706)	664,886

Face
Amount
CORPORATE NOTES — 26.3%
5,000,000	American General Finance Corp., 4.50% due 11/15/07	4,988,605
7,000,000	Citigroup, Inc., 5.00% due 9/15/14	6,649,398
6,000,000	General Electric Capital Corp., 5.875% due 2/15/12	6,117,750
6,000,000	Goldman Sachs Group, Inc., 5.125% due 1/15/15	5,670,864
5,000,000	IBM Corp., 4.75% due 11/29/12	4,837,570
6,000,000	JPMorgan Chase & Co., 5.15% due 10/1/15	5,648,328
7,000,000	Procter & Gamble Co. (The), 4.85% due 12/15/15	6,691,475
6,330,000	United Technologies Corp., 4.375% due 5/1/10	6,191,379
6,000,000	Wal-Mart Stores, Inc., 4.55% due 5/1/13	5,735,310
	TOTAL CORPORATE NOTES (Cost $53,876,158)	52,530,679

Face
Amount
US TREASURY NOTES/BONDS — 15.0%
9,056,000	U.S. Inflation Index Treasury Bond (TIPS), 1.875% due 7/15/13 (1)	8,770,881
3,500,000	U.S. Treasury Bond, 8.75% due 5/15/20 (1)	4,748,789
3,000,000	U.S. Treasury Bond, 7.875% due 2/15/21	3,847,032
3,100,000	U.S. Treasury Bond, 6.125% due 8/15/29	3,568,150
3,000,000	U.S. Treasury Note, 6.00% due 8/15/09 (1)	3,082,032
6,000,000	U.S. Treasury Note, 4.625% due 2/15/17	5,922,654
	TOTAL US TREASURY NOTES/BONDS (Cost $30,299,553)	29,939,538

Face
Amount
REPURCHASE AGREEMENTS — 5.3%
10,500,000	With Merrill Lynch & Co., Inc., dated 7/31/07, 5.27%, principal and interest in the amount of $10,501,537, due 8/1/07, (collateralized by FH #1G1930 with a par value of $10,714,970, coupon rate of 5.81%, due 5/1/37, market value of $10,714,970)		10,500,000
14,686	With State Street Bank and Trust Co., dated 7/31/07, 4.75%, principal and interest in the amount of $14,688, due 8/1/07 (collateralized by FN #733448 with a par value of $16,606, coupon rate of 3.857%, due 8/1/33, market value of $16,445)		14,686

	TOTAL REPURCHASE AGREEMENTS (Cost $10,514,686)		10,514,686

TOTAL INVESTMENTS (Cost $209,116,150) (4)		103.0%	$205,750,436
LIABILITIES IN EXCESS OF OTHER ASSETS		(3.0)	(6,079,059)
NET ASSETS		100.0%	$199,671,377

◆	Percentages indicated are based on net assets.
(1)	All or a portion of security segregated as collateral for when-issued securities.
(2)	Represents current face amount at July 31, 2007.
(3)	When-issued security.
(4)	Aggregate cost for federal tax purposes was $209,116,150.
Abbreviations:
FH —	Federal Home Loan Mortgage Corporation
FN —	Federal National Mortgage Association
PO —	Principal Only
TBA —	To be announced
TIPS —	Treasury Inflation Protected Security

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS◆ — 99.8%
	Aerospace & Defense — 3.1%
17,892	Boeing Co.	$1,850,570
13,170	United Technologies Corp.	961,015
		2,811,585
	Beverages — 1.9%
5,000	Diageo Plc - Sponsored ADR	408,400
20,330	PepsiCo, Inc.	1,334,055
		1,742,455
	Capital Markets — 4.4%
1,231	Blackstone Group (The), LP (1)	29,556
6,645	Goldman Sachs Capital, Inc.	1,251,519
35,451	Merrill Lynch & Co., Inc.	2,630,464
		3,911,539
	Chemicals — 1.7%
18,220	Air Products & Chemicals, Inc.	1,573,661

	Commercial Services & Supplies — 2.8%
25,395	Dun & Bradstreet Corp.	2,482,615

	Communications Equipment — 3.3%
58,950	Cisco Systems, Inc. (1)	1,704,244
44,525	Nokia OYJ ADR	1,275,196
		2,979,440
	Computers & Peripherals — 5.0%
9,260	Apple Inc. (1)	1,220,098
38,000	Hewlett-Packard Co.	1,749,140
14,145	International Business Machines Corp.	1,565,144
		4,534,382
	Diversified Consumer Services — 1.8%
15,500	ITT Educational Services, Inc. (1)	1,637,730

	Diversified Financial Services — 5.1%
40,810	Citigroup, Inc.	1,900,522
60,811	J.P. Morgan Chase & Co.	2,676,292
		4,576,814
	Diversified Telecommunication Services — 1.8%
55,000	NeuStar, Inc. - Class A (1)	1,586,200

	Electric Utilities — 2.5%
42,200	Edison International	2,231,958

	Electrical Equipment — 1.9%
32,000	Cooper Industries, Ltd. - Class A	$1,693,440

	Food Products — 2.7%
34,850	Kellogg Co.	1,805,578
18,499	McCormick & Co., Inc.	631,926
		2,437,504
	Health Care Equipment & Supplies — 2.2%
31,500	Kinetic Concepts, Inc. (1)	1,936,620

	Health Care Providers & Services — 4.9%
45,500	Express Scripts, Inc. (1)	2,280,915
43,500	UnitedHealth Group, Inc.	2,106,705
		4,387,620
	Hotels, Restaurants & Leisure — 2.4%
67,700	Yum! Brands, Inc.	2,169,108

	Household Products — 4.3%
39,000	Church & Dwight, Inc.	1,913,340
29,250	Colgate-Palmolive Co.	1,930,500
		3,843,840
	Industrial Conglomerates — 3.4%
37,140	McDermott International, Inc. (1)	3,080,392

	Insurance — 9.2%
38,280	ACE, Ltd.	2,209,522
33,095	Assurant, Inc.	1,678,578
39,731	MBIA, Inc.	2,228,909
24,300	Prudential Financial, Inc.	2,153,709
		8,270,718
	IT Services — 2.2%
47,775	Accenture, Ltd. - Class A	2,012,761

	Life Sciences Tools & Services — 2.4%
36,500	Waters Corp. (1)	2,126,490

	Machinery — 1.4%
20,000	ITT Corp.	1,257,600

	Media — 2.0%
34,000	Omnicom Group, Inc.	1,763,580

	Metals & Mining — 1.7%
23,630	BHP Billiton Ltd. ADR	1,507,121

	Multiline Retail — 1.7%
31,825	Nordstrom, Inc.	1,514,233

	Oil, Gas & Consumable Fuels — 10.0%
21,000	Apache Corp.	1,697,640
31,045	Exxon Mobil Corp.	2,642,861
39,620	Hess Corp.	2,424,744
32,500	Valero Energy Corp.	2,177,825
		8,943,070

	Pharmaceuticals — 2.5%
27,720	Johnson & Johnson	$1,677,060
11,680	Wyeth	566,714
		2,243,774
	Semiconductors & Semiconductor Equipment — 4.0%
47,000	Intersil Corp. - Class A	1,374,750
15,930	Lam Research Corp. (1)	921,391
16,000	NVIDIA Corp. (1)	732,160
15,000	Texas Instruments, Inc.	527,850
		3,556,151
	Software — 3.7%
21,750	Autodesk, Inc. (1)	921,548
17,500	Citrix Systems, Inc. (1)	632,975
92,000	Oracle Corp. (1)	1,759,040
		3,313,563
	Specialty Retail — 0.7%
25,125	American Eagle Outfitters, Inc.	609,533

	Textiles, Apparel & Luxury Goods — 1.8%
36,450	Coach, Inc. (1)	1,657,017

	Wireless Telecommunication Services — 1.3%
13,924	NII Holdings, Inc. - Class B (1)	1,169,894

	TOTAL COMMON STOCKS (Cost $70,657,325)	89,562,408

Face
Amount
REPURCHASE AGREEMENT — 0.9%
$806,942	With State Street Bank and Trust Co., dated 7/31/07, 4.75%, principal and interest in the amount of $807,048, due 8/1/07 (collaterialized by FN #733448 with a par value of $832,119, coupon rate of 3.857%, due 8/1/33, market value of $824,054)		806,942

	TOTAL REPURCHASE AGREEMENT (Cost $806,942)		806,942

TOTAL INVESTMENTS (Cost $71,464,267) (2)		100.7%	$90,369,350
LIABILITIES IN EXCESS OF OTHER ASSETS		(0.7)	(615,312)
NET ASSETS		100.0%	$89,754,038

◆	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Aggregate cost for federal tax purposes was $71,499,323.
Abbreviations:
ADR —	American Depositary Receipt
FN —	Federal National Mortgage Association

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS◆ — 97.7%
	Aerospace & Defense — 1.1%
58,600	Teledyne Technologies, Inc. (1)	$2,600,082

	Automotive — 1.4%
95,728	Tenneco Automotive, Inc. (1)	3,379,198

	Banking — 3.0%
35,740	City Bank Lynnwood, WA.	871,341
39,083	First Community Bancorp	1,962,748
93,560	MCG Capital Corp.	1,353,813
45,478	Preferred Bank	1,746,355
69,805	Umpqua Holdings Corp.	1,327,691
		7,261,948
	Basic Industry — 3.1%
88,560	AptarGroup, Inc.	3,223,584
19,118	Mettler-Toledo International, Inc. (1)	1,819,269
47,520	Silgan Holdings, Inc.	2,452,982
		7,495,835
	Beverages, Food & Tobacco — 1.6%
226,170	Darling International, Inc. (1)	1,897,566
57,951	J & J Snack Foods Corp.	1,996,412
		3,893,978
	Building Materials — 1.0%
54,610	Andersons (The), Inc.	2,341,131

	Chemicals — 3.2%
54,362	Cytec Industries, Inc.	3,641,710
45,904	FMC Corp.	4,091,424
		7,733,134
	Commercial Services — 8.0%
69,750	Aircastle, Ltd.	2,287,102
55,000	CRA International, Inc. (1)	2,622,950
26,350	Huron Consulting Group, Inc. (1)	1,789,955
119,020	Korn/Ferry International (1)	2,812,443
49,333	Steiner Leisure, Ltd. (1)	2,064,586
50,230	United Rentals, Inc. (1)	1,614,392
69,763	Watson Wyatt & Co. Holdings	3,107,942
95,680	Wright Express Corp. (1)	3,258,861
		19,558,231
	Communications — 2.0%
163,156	ADC Telecommunications, Inc. (1)	3,049,386
69,790	InterDigital, Inc. (1)	1,950,630
		5,000,016

	Computer Software & Processing — 1.9%
78,290	Kenexa Corp. (1)	$2,801,216
64,110	THQ, Inc. (1)	1,843,804
		4,645,020
	Computers & Information — 2.0%
83,342	NETGEAR, Inc. (1)	2,305,240
81,240	Sigma Designs, Inc. (1)	2,583,432
		4,888,672
	Consumer Services — 1.0%
39,640	Jack In The Box, Inc. (1)	2,536,564

	Diversified Financial Services — 0.8%
76,619	Calamos Asset Management, Inc. - Class A	1,892,489

	Drugs & Health Care — 0.9%
78,690	Medicis Pharmaceutical Corp. - Class A	2,245,026

	Education — 0.8%
49,354	Bright Horizons Family Solution, Inc. (1)	1,914,935

	Electric Utilities — 1.0%
64,430	Black Hills Corp.	2,403,239

	Electronics — 4.9%
56,131	Brady Corp. - Class A	1,964,024
47,636	Cymer, Inc. (1)	2,036,439
85,044	Trimble Navigation, Ltd. (1)	2,809,003
37,676	WESCO International, Inc. (1)	2,017,550
56,200	Woodward Governor Co.	3,245,550
		12,072,566
	Energy — 1.7%
73,072	Oceaneering International, Inc. (1)	4,103,724

	Entertainment & Leisure — 2.0%
78,143	Ameristar Casinos, Inc.	2,475,570
94,845	WMS Industries, Inc. (1)	2,474,506
		4,950,076
	Financial Services — 3.0%
133,430	DiamondRock Hospitality Co. REIT	2,246,961
51,535	FirstFed Financial Corp. (1)	2,329,382
157,610	Hersha Hospitality Trust REIT	1,654,905
127,410	Primus Guaranty, Ltd. (1)	1,210,395
		7,441,643
	Food Retailers — 0.8%
55,229	Pantry (The), Inc. (1)	1,924,178

	Health Care — 1.9%
55,790	Emergency Medical Services (1)	2,176,368
52,670	West Pharmaceutical Services	2,437,568
		4,613,936

	Health Care Providers — 8.8%
98,566	Amedisys, Inc. (1)	3,730,723
83,190	LifePoint Hospital, Inc. (1)	$2,458,264
	MWI Veterinary Supply, Inc. (1)	2,077,739
49,347	Pediatrix Medical Group, Inc. (1)	2,662,764
100,296	Psychiatric Solutions, Inc. (1)	3,419,091
167,170	Sun Healthcare Group, Inc. (1)	2,260,138
59,950	Sunrise Senior Living, Inc. (1)	2,383,612
66,296	VCA Antech, Inc. (1)	2,608,085
		21,600,416
	Heavy Machinery — 1.2%
47,552	Bucyrus International, Inc. - Class A	3,022,405

	Home Construction, Furnishings & Appliances — 1.7%
100,380	BE Aerospace, Inc. (1)	4,071,413

	Household Products — 1.7%
101,958	Apogee Enterprises, Inc.	2,626,438
78,172	Lifetime Brands, Inc.	1,514,973
		4,141,411
	Industrial — 3.7%
139,410	Gardner Denver, Inc. (1)	5,798,062
51,214	Middleby Corp. (The) (1)	3,175,780
		8,973,842
	Insurance — 3.1%
62,140	Max Capital Group, Ltd.	1,622,475
55,980	Platinum Underwriters Holdings, Ltd.	1,858,536
102,134	Selective Insurance Group	2,095,790
98,598	United America Indemnity, Ltd. - Class A (1)	2,117,885
		7,694,686
	Metals — 2.3%
20,437	Carpenter Technology Corp.	2,425,668
71,389	Crane Co.	3,273,900
		5,699,568
	Oil & Gas — 3.9%
328,032	Grey Wolf, Inc. (1)	2,430,717
104,680	Mariner Energy, Inc. (1)	2,211,888
187,069	Petrohawk Energy Corp. (1)	2,804,164
171,718	Pioneer Drilling Co. (1)	2,160,212
		9,606,981
	Pharmaceuticals — 2.0%
93,840	KV Pharmaceutical Co. - Class A (1)	2,565,586
96,804	Sciele Pharma, Inc. (1)	2,244,885
		4,810,471
	Real Estate — 1.4%
30,597	Jones Lang Lasalle, Inc.	3,358,939

	REIT — 2.8%
54,660	Entertainment Properties Trust	2,435,103
205,620	Medical Properties Trust, Inc.	2,302,944
124,971	Senior Housing Property Trust	2,159,499
		6,897,546

	Restaurants — 0.9%
127,493	CKE Restaurants, Inc.	2,204,354

	Retailers — 2.6%
86,480	Build-A-Bear Workshop, Inc. (1)	$1,729,600
50,340	Childrens Place (1)	1,717,097
125,150	Insight Enterprises, Inc. (1)	2,823,384
		6,270,081
	Technology — 5.9%
90,288	Avocent Corp. (1)	2,469,377
86,749	Benchmark Electronics, Inc. (1)	1,925,828
69,868	Digital River, Inc. (1)	3,144,759
67,867	MICROS Systems, Inc. (1)	3,615,954
51,105	MTS Systems Corp.	2,133,634
82,150	QLogic Corp. (1)	1,091,774
		14,381,326
	Technology Systems/Semi Conductors — 1.2%
106,971	Diodes, Inc. (1)	2,842,219

	Telecommunications — 2.3%
54,490	Atlantic Tele-Network, Inc.	1,590,018
73,100	Commscope, Inc. (1)	3,978,833
		5,568,851
	Telephone Systems — 1.0%
185,293	Brightpoint, Inc. (1)	2,432,897

	Textiles, Clothing & Fabrics — 2.4%
60,280	Crocs, Inc. (1)	3,575,810
42,300	Phillips-Van Heusen Corp.	2,202,138
		5,777,948
	Transportation — 1.7%
50,860	Excel Maritime Carriers, Ltd.	1,973,368
40,630	Genco Shipping & Trading, Ltd.	2,288,688
		4,262,056
	TOTAL COMMON STOCKS (Cost $191,884,260)	238,513,031

Face
Amount
REPURCHASE AGREEMENT — 2.3%
$5,498,620	With State Street Bank and Trust Co., dated 7/31/07, 4.75%, principal and interest in the amount of $5,499,346, due 8/1/07 (collaterialized by FN securities with a par value of $5,689,632, coupon rates of 3.845% to 5.474%, due 8/1/33, market value of $5,608,911)		5,498,620
	TOTAL REPURCHASE AGREEMENT (Cost $5,498,620)		5,498,620

TOTAL INVESTMENTS (Cost $197,382,880) (2)		100.0%	$244,011,651
LIABILITIES IN EXCESS OF OTHER ASSETS		0.0	(2,710)
NET ASSETS		100.0%	$244,008,941

◆	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Aggregate cost for federal tax purposes was $197,567,529.
Abbreviations:
FN —	Federal National Mortgage Association
REIT —	Real Estate Investment Trust

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS◆ — 98.0%
	Aerospace & Defense — 2.2%
8,853	Honeywell International, Inc.	$509,136
5,094	Lockheed Martin Corp.	501,657
		1,010,793
	Apparel Retailers — 0.8%
7,727	Nordstrom, Inc.	367,651

	Automotive — 1.0%
5,457	Paccar, Inc.	446,492

	Banking — 7.9%
8,853	Barclays PLC, Sponsored ADR	495,679
15,680	Federal Home Loan Mortgage Corp.	897,994
12,129	First Marblehead Corp. (The)	399,772
12,998	PNC Financial Services Group, Inc.	866,317
27,677	Wells Fargo & Co.	934,652
		3,594,414
	Beverages, Food & Tobacco — 5.9%
14,110	Altria Group, Inc.	937,892
10,194	Carolina Group	772,603
14,699	PepsiCo, Inc.	964,548
		2,675,043
	Chemicals — 1.9%
19,416	Lyondell Chemical Company	871,778

	Communications — 3.1%
8,285	Harris Corp.	454,681
18,082	Sony Corp., Sponsored ADR	953,645
		1,408,326
	Computers & Information — 2.2%
21,474	Hewlett-Packard Co.	988,448

	Cosmetics & Personal Care — 2.3%
16,955	Procter & Gamble Co. (The)	1,048,836

	Electric Utilities — 3.5%
15,639	FirstEnergy Corp.	950,069
16,913	Mirant Corp. (1)	639,819
		1,589,888
	Electrical Equipment — 1.5%
13,938	Emerson Electric Co.	656,062

	Energy — 4.6%
24,681	Exxon Mobil Corp.	2,101,094

	Entertainment & Leisure — 2.0%
46,963	Time Warner, Inc.	904,507

	Financial Services — 10.5%
23,543	Bank of America Corp.	$1,116,409
33,533	Citigroup, Inc.	1,561,632
22,687	J.P. Morgan Chase & Co.	998,455
14,645	Merrill Lynch & Co., Inc.	1,086,659
		4,763,155
	Health Care — 1.2%
6,410	Medco Health Solutions, Inc. (1)	520,941

	Heavy Machinery — 2.1%
5,349	Caterpillar, Inc.	421,501
12,998	Chicago Bridge & Iron Co. NV	527,719
		949,220
	Household Products — 0.5%
4,079	Rohm & Haas Co.	230,545

	Insurance — 7.9%
14,133	American International Group, Inc.	907,056
13,443	Axis Capital Holdings Ltd.	495,375
9,990	Hartford Financial Services Group, Inc.	917,781
6,786	Lincoln National Corp.	409,332
17,983	Loews Corp.	852,394
		3,581,938
	Media - Broadcasting & Publishing — 2.0%
15,135	McGraw-Hill Cos., Inc.	915,667

	Metals — 2.3%
31,167	Barrick Gold Corp.	1,025,394

	Mining — 1.1%
5,062	Freeport-McMoran Copper & Gold Inc.	475,727

	Oil & Gas — 10.0%
14,699	Chevron Corp.	1,253,237
14,126	ConocoPhillips	1,141,946
8,665	Murphy Oil Corp.	537,577
8,926	Oneok, Inc.	452,994
3,675	Superior Energy Services, Inc. (1)	148,176
31,274	Williams Cos., Inc.	1,008,586
		4,542,516
	Pharmaceuticals — 4.5%
9,315	AstraZeneca PLC, Sponsored ADR	482,796
9,000	Merck & Co., Inc.	446,850
27,289	Pfizer, Inc.	641,564
10,555	Sanofi-Aventis, ADR	440,671
		2,011,881

	Process Industries — 4.9%
11,288	Alcoa, Inc.	$431,202
46,027	General Electric Co.	1,784,007
		2,215,209
	REIT — 3.3%
6,955	CapitalSource, Inc.	132,145
11,955	Health Care REIT, Inc.	438,868
21,850	Host Marriott Corp.	461,472
5,205	Simon Property Group, Inc.	450,389
		1,482,874
	Restaurants — 2.2%
20,535	McDonald’s Corp.	983,010

	Retailers — 1.1%
13,562	CVS Caremark Corp.	477,247

	Technology — 1.8%
13,562	Electronic Data Systems Corp.	366,038
28,815	Vishay Intertechnology, Inc. (1)	446,921
		812,959
	Telecommunications — 3.7%
43,137	AT&T, Inc.	1,689,245

	TOTAL COMMON STOCKS (Cost $39,555,169)	44,340,860

Face
Amount
REPURCHASE AGREEMENT — 2.5%
$1,139,986	With State Street Bank and Trust Co., dated 7/31/07, 4.75%, principal and interest in the amount of $1,140,136, due 08/1/07 (collateralized by a FHLMC security with a par value of $1,500,000, coupon rate of 5.000%, due 12/14/18, market value of $1,423,200)		1,139,986

	TOTAL REPURCHASE AGREEMENT (Cost $1,139,986)		1,139,986

TOTAL INVESTMENTS (Cost $40,695,155) (2)		100.5%	$45,480,846
LIABILITIES IN EXCESS OF OTHER ASSETS		(0.5)	(207,591)
NET ASSETS		100.0%	$45,273,255

◆	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Aggregate cost for federal tax purposes was $40,739,505.
Abbreviations:
ADR —	American Depositary Receipt
FHLMC —	Federal Home Loan Mortgage Corporation
REIT —	Real Estate Investment Trust

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

International Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS◆ — 98.8%
	Japan — 18.2%
202,000	Daito Trust Construction Co., Ltd.	$10,028,451
194,000	Fujitsu, Ltd.	1,280,489
78,400	Funai Electric Co., Ltd.	4,416,504
323,000	Hoya Corp.	10,214,152
747,404	Kuraray Co., Ltd.	8,593,415
447,000	Mitsubishi Corp.	13,200,327
809,000	Mitsubishi Gas Chemical Co., Inc.	7,033,711
4,220	Nippon Telegraph and Telephone Corp.	18,353,461
660,000	Nissan Motor Co., Ltd.	7,133,648
261,000	Nitto Denko Corp.	13,693,513
569,000	Onward Kashiyama Company Ltd.	6,793,443
50,600	ORIX Corp.	12,144,820
521,000	Ricoh Company, Ltd.	11,293,459
88,000	SMC Corp.	11,653,009
1,748,717	Sumitomo Chemical Co., Ltd.	13,042,494
176,668	Takeda Pharmaceutical Co., Ltd.	11,508,384
256,584	Toyota Motor Corp.	15,598,423
		175,981,703
	United Kingdom — 17.1%
237,300	AstraZeneca PLC	12,264,276
978,356	Aviva PLC	13,596,056
1,328,172	BP Amoco PLC	15,386,061
1,151,099	Cattles PLC	8,549,481
606,000	Emap PLC	10,249,917
488,872	GlaxoSmithKline PLC	12,372,405
566,000	HBOS PLC	11,021,540
671,000	Johnston Press PLC	5,157,823
1,306,700	Prudential PLC	17,969,921
959,600	Rexam PLC	9,720,529
218,252	Rio Tinto PLC	15,745,995
814,570	Royal Bank of Scotland Group PLC	9,698,078
248,100	Travis Perkins PLC	9,437,588
4,514,820	Vodafone Group PLC	13,572,216
		164,741,886
	Germany — 11.8%
89,400	Allianz AG	19,010,362
134,883	BASF AG	17,445,259
162,936	Bayerische Motoren Werke AG	10,111,228
111,507	Continental AG	16,067,874
106,215	E.On AG	16,713,644
289,000	Hannover Rueckversicherung AG	12,856,154

232,200	Heidelberger Druckmaschinen AG	$11,317,329
85,172	Siemens AG Reg.	10,779,806
		114,301,656
	France — 11.5%
392,156	Axa	15,303,764
98,890	BNP Paribas	10,870,466
121,200	Casino Guichard Perrachon	11,802,587
125,000	Compagnie de Saint-Gobain	13,794,692
69,136	LaFarge SA, ADR	11,710,503
177,000	Sanofi-Aventis	14,825,907
76,962	Societe BIC SA	5,557,136
161,332	Total SA	12,705,125
286,400	Valeo SA	14,683,611
		111,253,791
	Netherlands — 8.2%
167,485	Akzo Nobel N.V.	13,793,651
276,205	ING Groep N.V., Sponsored ADR	11,659,809
699,286	Reed Elsevier N.V.	12,842,136
467,298	Royal Dutch Shell PLC - Class A	18,146,724
136,268	TNT NV, ADR	5,886,900
546,012	Unilever N.V.	16,502,195
		78,831,415
	Ireland — 4.7%
424,309	Allied Irish Banks PLC	11,064,449
728,200	Bank of Ireland	13,663,760
346,136	CRH PLC	15,384,013
224,504	Irish Life & Permanent PLC	5,392,230
		45,504,452
	Norway — 3.5%
373,665	Norsk Hydro ASA	14,382,388
863,800	Telenor ASA (1)	15,796,021
128,216	Yara International ASA	3,408,780
		33,587,189
	Hong Kong — 3.3%
700,000	HSBC Holdings Plc	13,004,515
1,416,000	Hutchison Whampoa, Ltd.	15,052,305
2,858,000	Techtronic Industries Co.	3,353,455
		31,410,275
	Sweden — 2.8%
450,700	Assa Abloy AB - Class B	9,734,677
4,605,000	Telefonaktiebolaget LM Ericsson	17,241,584
		26,976,261
	Italy — 2.4%
271,733	ENI SPA	9,509,701
1,328,098	Mediaset SPA	13,824,697
		23,334,398
	Australia — 2.2%
2,170,000	Telstra Corp., Ltd.	8,468,350
730,950	Telstra Corp., Ltd. - Installment Receipts	1,919,724
294,500	Woodside Petroleum, Ltd.	10,709,789
		21,097,863

	Denmark — 2.2%
437,000	H. Lundbeck AS	$11,240,749
601,191	Nordea AB	9,617,269
		20,858,018
	Spain — 1.6%
811,788	Banco Santander Central Hispano SA	15,460,217

	Greece — 1.6%
518,000	Public Power Corp.	15,424,593

	South Korea — 1.4%
21,000	Samsung Electronics	13,863,536

	Switzerland — 1.3%
44,509	Zurich Financial Services AG	12,969,569

	Singapore — 1.3%
5,636,350	Singapore Telecommunications, Ltd.	12,810,631

	Israel — 1.0%
225,000	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	9,454,500

	Canada — 0.8%
443,591	Talisman Energy, Inc.	8,112,543

	Taiwan — 0.7%
1,474,915	Novatek Microelectronics Corp., Ltd.	6,789,492

	Belgium — 0.7%
81,000	Mobistar SA	6,354,484

	Mexico — 0.5%
963,000	Grupo Modelo SAB De CV - Class C	5,174,025

	TOTAL COMMON STOCKS (Cost $669,504,914)	954,292,497

Face
Amount
REPURCHASE AGREEMENT — 1.0%
$9,549,249	With State Street Bank and Trust Co., dated 7/31/07, 4.75%, principal and interest in the amount of $9,550,509, due 8/1/07 (collateralized by FN Securities with a par value of $9,826,744, coupon rates of 3.834% to 4.032%, due 8/1/33, market value of $9,741,303)		9,549,249
	TOTAL REPURCHASE AGREEMENT (Cost $9,549,249)		9,549,249

TOTAL INVESTMENTS (Cost $679,054,163) (2)		99.8%	$963,841,746
OTHER ASSETS IN EXCESS OF LIABILITIES		0.2	1,565,129
NET ASSETS		100.0%	$965,406,875

◆	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Aggregate cost for federal tax purposes was $679,856,700.
Abbreviations:
ADR —	American Depositary Receipt
FN —	Federal National Mortgage Association

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS◆ — 97.8%
	Japan — 17.4%
106,300	Daito Trust Construction Co., Ltd.	$5,277,348
113,000	Fujitsu, Ltd.	745,852
44,700	Funai Electric Co., Ltd.	2,518,083
182,000	Hoya Corp.	5,755,343
363,000	Kuraray Co., Ltd.	4,173,659
268,000	Mitsubishi Corp.	7,914,290
462,000	Mitsubishi Gas Chemical Co., Inc.	4,016,779
2,470	Nippon Telegraph and Telephone Corp.	10,742,429
349,000	Nissan Motor Co., Ltd.	3,772,187
141,000	Nitto Denko Corp.	7,397,645
298,000	Onward Kashiyama Company Ltd.	3,557,902
29,830	ORIX Corp.	7,159,684
286,000	Ricoh Company, Ltd.	6,199,481
48,000	SMC Corp.	6,356,186
1,041,900	Sumitomo Chemical Co., Ltd.	7,770,825
91,000	Takeda Pharmaceutical Co., Ltd.	5,927,859
151,300	Toyota Motor Corp.	9,197,929
		98,483,481
	United Kingdom — 17.0%
138,874	AstraZeneca PLC	7,177,367
470,955	Aviva PLC	6,544,786
736,243	BP Amoco PLC	8,528,925
550,449	Cattles PLC	4,088,313
345,935	Emap PLC	5,851,163
368,568	GlaxoSmithKline PLC	9,327,744
299,169	HBOS PLC	5,825,624
701,400	Johnston Press PLC	5,391,501
744,586	Prudential PLC	10,239,650
546,318	Rexam PLC	5,534,077
127,864	Rio Tinto PLC	9,224,868
450,987	Royal Bank of Scotland Group PLC	5,369,345
138,070	Travis Perkins PLC	5,252,107
2,611,243	Vodafone Group PLC	7,849,783
		96,205,253
	Germany — 11.8%
54,077	Allianz AG	11,499,143
77,210	BASF AG	9,986,051
91,615	Bayerische Motoren Werke AG	5,685,300
66,725	Continental AG	9,614,902
62,444	E.On AG	9,825,983
164,118	Hannover Rueckversicherung AG	7,300,783

132,600	Heidelberger Druckmaschinen AG	$6,462,867
50,302	Siemens AG Reg.	6,366,480
		66,741,509
	France — 10.9%
242,460	Axa	9,461,925
55,040	BNP Paribas	6,050,262
59,780	Casino Guichard Perrachon	5,821,441
73,579	Compagnie de Saint-Gobain	8,119,997
39,109	LaFarge SA, ADR	6,624,422
103,617	Sanofi-Aventis	8,679,186
31,612	Societe BIC SA	2,282,583
89,866	Total SA	7,077,076
150,216	Valeo SA	7,701,513
		61,818,405
	Netherlands — 8.8%
92,899	Akzo Nobel N.V.	7,650,932
199,808	ING Groep N.V., Sponsored ADR	8,434,761
384,093	Reed Elsevier N.V.	7,053,730
275,149	Royal Dutch Shell PLC - Class A	10,684,944
151,309	TNT N.V.	6,493,474
314,470	Unilever N.V.	9,504,269
		49,822,110
	Ireland — 5.0%
325,680	Allied Irish Banks PLC	8,492,560
405,949	Bank of Ireland	7,617,124
198,086	CRH PLC	8,803,931
144,914	Irish Life & Permanent PLC	3,480,605
		28,394,220
	Norway — 3.2%
214,085	Norsk Hydro ASA	8,240,144
497,400	Telenor ASA (1)	9,095,787
36,367	Yara International ASA	966,861
		18,302,792
	Hong Kong — 3.1%
404,883	HSBC Holdings Plc	7,521,867
806,000	Hutchison Whampoa, Ltd.	8,567,908
1,376,000	Techtronic Industries Co.	1,614,539
		17,704,314
	Sweden — 2.9%
290,200	Assa Abloy AB - Class B	6,268,035
2,618,000	Telefonaktiebolaget LM Ericsson	9,802,056
		16,070,091
	Australia — 2.5%
1,179,000	Telstra Corp., Ltd.	4,601,007
1,398,765	Telstra Corp., Ltd. - Installment Receipts	3,673,634
163,200	Woodside Petroleum, Ltd.	5,934,932
		14,209,573
	Italy — 2.5%
179,563	ENI SPA	6,284,075
754,966	Mediaset SPA	7,858,740
		14,142,815

	Denmark — 2.1%
256,400	H. Lundbeck AS	$6,595,259
329,111	Nordea AB	5,264,798
		11,860,057
	Spain — 1.6%
474,043	Banco Santander Central Hispano SA	9,027,982

	Switzerland — 1.4%
27,598	Zurich Financial Services AG	8,041,838

	South Korea — 1.4%
11,800	Samsung Electronics	7,789,987

	Singapore — 1.4%
3,337,550	Singapore Telecommunications, Ltd.	7,585,782

	Greece — 1.2%
230,500	Public Power Corp.	6,863,646

	Israel — 0.9%
125,832	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	5,287,461

	Canada — 0.9%
287,866	Talisman Energy, Inc.	5,264,591

	Taiwan — 0.7%
806,817	Novatek Microelectronics Corp., Ltd.	3,714,031

	Belgium — 0.6%
45,000	Mobistar SA	3,530,269

	Mexico — 0.5%
549,200	Grupo Modelo SAB De CV - Class C	2,950,752

	TOTAL COMMON STOCKS (Cost $397,035,294)	553,810,959

Face
Amount
REPURCHASE AGREEMENT — 2.1%
$12,122,444	With State Street Bank and Trust Co., dated 7/31/07, 4.75%, principal and interest in the amount of $12,124,044, due 8/1/07 (collateralized by a FHLMC security with a par value of $13,500,000, a coupon rate of 5.000%, due 12/14/18, market value of $12,808,800)		12,122,444
	TOTAL REPURCHASE AGREEMENT (Cost $12,122,444)		12,122,444

TOTAL INVESTMENTS (Cost $409,157,738) (2)		99.9%	$565,933,403
OTHER ASSETS IN EXCESS OF LIABILITIES		0.1	366,895
NET ASSETS		100.0%	$566,300,298

◆	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Aggregate cost for federal tax purposes was $410,307,587.
Abbreviations:
ADR —	American Depositary Receipt
FHLMC —	Federal Home Loan Mortgage Corporation

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS◆ — 99.0%
	Aerospace & Defense — 3.8%
4,845	Ceradyne, Inc. (1)	$361,582
15,875	Orbital Sciences Corp. (1)	336,391
8,240	Teledyne Technologies, Inc. (1)	365,609
6,290	United Industrial Corp.	397,276
		1,460,858
	Air Freight & Logistics — 0.8%
8,575	HUB Group, Inc. - Class A (1)	291,721

	Airlines — 0.4%
8,653	Pinnacle Airlines Corp. (1)	139,486

	Biotechnology — 2.7%
13,862	Martek Biosciences Corp. (1)	355,144
11,866	Onyx Pharmaceuticals, Inc. (1)	329,993
17,334	Tanox, Inc. (1)	338,013
		1,023,150
	Capital Markets — 0.9%
4,371	GFI Group, Inc. (1)	325,727

	Commercial Banks — 2.4%
8,166	Preferred Bank	313,574
6,032	SVB Financial Group (1)	317,766
17,142	UCBH Holdings, Inc.	281,814
		913,154
	Commercial Services & Supplies — 5.0%
10,333	Administaff, Inc.	337,889
6,735	Consolidated Graphics, Inc. (1)	443,904
20,388	Kforce, Inc. (1)	295,422
10,275	Knoll, Inc.	203,548
14,573	Labor Ready, Inc. (1)	343,340
34,101	Spherion Corp. (1)	301,112
		1,925,215
	Communications Equipment — 2.0%
20,957	Arris Group, Inc. (1)	310,583
16,158	NETGEAR, Inc. (1)	446,930
		757,513
	Computers & Peripherals — 2.7%
15,255	Emulex Corp. (1)	302,049
18,390	Novatel Wireless, Inc. (1)	395,937
9,306	Synaptics, Inc. (1)	326,827
		1,024,813

	Construction & Engineering — 0.7%
4,140	Perini Corp. (1)	$254,237

	Consumer Finance — 2.9%
10,364	Advanta Corp. - Class B	265,940
7,625	Cash America International, Inc.	279,227
14,140	First Cash Financial Services, Inc. (1)	308,111
7,439	World Acceptance Corp. (1)	239,461
		1,092,739
	Diversified Consumer Services — 0.8%
11,463	Jackson Hewitt Tax Service, Inc.	311,794

	Diversified Financial Services — 1.6%
8,635	Asta Funding, Inc.	311,551
5,640	Portfolio Recovery Associates, Inc.	294,690
		606,241
	Diversified Telecommunication Services — 0.9%
12,625	NTELOS Holdings Corp.	338,350

	Electrical Equipment — 1.5%
4,195	Genlyte Group, Inc. (1)	291,846
5,820	Regal Beloit	295,190
		587,036
	Electronic Equipment & Instruments — 2.0%
9,638	Littelfuse, Inc. (1)	314,102
7,305	Plexus Corp. (1)	177,146
19,966	TTM Technologies, Inc. (1)	260,357
		751,605
	Energy Equipment & Services — 4.7%
15,150	Allis-Chalmers Energy, Inc. (1)	363,600
11,930	Complete Production Services, Inc. (1)	276,657
11,785	Hercules Offshore, Inc. (1)	353,786
5,380	Lufkin Industries, Inc.	318,550
10,245	NATCO Group, Inc. - Class A (1)	474,241
		1,786,834
	Food & Staples Retailing — 1.7%
7,745	Longs Drug Stores Corp.	374,548
6,647	Nash Finch Co.	267,675
		642,223
	Food Products — 0.8%
7,404	Sanderson Farms, Inc.	295,197

	Health Care Equipment & Supplies — 4.9%
4,662	Analogic Corp.	309,510
8,928	Cynosure, Inc. - Class A (1)	278,732
9,867	Greatbatch, Inc. (1)	306,173
6,470	Haemonetics Corp. (1)	319,747
8,749	ICU Medical, Inc. (1)	290,817
13,510	Zoll Medical Corp. (1)	362,879
		1,867,858
	Health Care Providers & Services — 5.3%
6,183	Chemed Corp.	391,260

14,840	Healthspring, Inc. (1)	$253,764
7,014	LCA-Vision, Inc.	249,067
12,932	LHC Group, Inc. (1)	313,213
15,075	MedCath Corp. (1)	456,622
18,089	Nighthawk Radiology Holdings, Inc. (1)	373,176
		2,037,102
	Health Care Technology — 0.9%
14,573	Omnicell, Inc. (1)	348,003

	Hotels, Restaurants & Leisure — 1.5%
10,433	Papa John’s International, Inc. (1)	286,177
7,901	Red Robin Gourmet Burgers, Inc. (1)	304,742
		590,919
	Household Durables — 2.4%
25,880	Syntax-Brillian Corp. (1)	171,326
14,589	Tempur-Pedic International, Inc.	454,447
11,384	Tupperware Brands Corp.	296,098
		921,871
	Insurance — 1.5%
6,110	Navigators Group, Inc. (1)	319,614
10,160	Tower Group, Inc.	269,240
		588,854
	Internet & Catalog Retail — 1.0%
5,956	Priceline.com, Inc. (1)	379,993

	IT Services — 4.2%
6,359	CACI International, Inc. - Class A (1)	282,594
15,283	CSG Systems International, Inc. (1)	382,381
11,498	Euronet Worldwide, Inc. (1)	292,164
21,499	MPS Group, Inc. (1)	286,582
21,870	SYKES Enterprises, Inc. (1)	366,104
		1,609,825
	Leisure Equipment & Products — 1.5%
27,802	Nautilus, Inc.	273,572
5,973	Polaris Industries, Inc.	294,827
		568,399
	Life Sciences Tools & Services — 3.9%
34,835	Albany Molecular Research, Inc. (1)	512,423
8,815	Parexel International Corp. (1)	356,390
10,813	PharmaNet Development Group, Inc. (1)	302,764
5,325	Varian, Inc. (1)	320,245
		1,491,822
	Machinery — 2.7%
5,925	Actuant Corp. - Class A	361,306
6,045	Nordson Corp.	276,619
9,595	Wabtec Corp.	391,860
		1,029,785
	Marine — 0.8%
10,870	Horizon Lines, Inc. - Class A	313,708

	Media — 0.7%
47,803	Westwood One, Inc.	251,444

	Metals & Mining — 0.9%
7,842	Quanex Corp.	$353,361

	Oil, Gas & Consumable Fuels — 1.7%
7,753	Alon USA Energy, Inc.	276,550
13,550	Delek US Holdings, Inc.	358,804
		635,354
	Personal Products — 0.9%
8,188	USANA Health Sciences, Inc. (1)	330,468

	Pharmaceuticals — 2.9%
7,025	Adams Respiratory Therapeutics, Inc. (1)	259,995
11,083	Par Pharmaceutical Cos., Inc. (1)	262,556
13,750	Sciele Pharma, Inc. (1)	318,863
22,114	Viropharma, Inc. (1)	284,165
		1,125,579
	REIT — 2.4%
8,672	First Industrial Realty Trust, Inc.	335,693
9,219	Ramco-Gershenson Properties	296,852
9,806	Washington Real Estate Investment Trust	292,611
		925,156
	Semiconductors & Semiconductor Equipment — 6.7%
15,341	Advanced Energy Industries, Inc. (1)	271,689
9,347	FEI Co. (1)	268,072
16,916	Intevac, Inc. (1)	274,885
48,160	LTX Corp. (1)	221,054
27,365	Micrel, Inc.	283,228
21,042	Omnivision Technologies, Inc. (1)	361,291
19,573	Semtech Corp. (1)	318,061
38,989	Silicon Image, Inc. (1)	265,905
15,981	Zoran Corp. (1)	301,242
		2,565,427
	Software — 4.1%
23,240	Informatica Corp. (1)	323,966
17,141	JDA Software Group, Inc. (1)	387,558
11,059	Macrovision Corp. (1)	262,983
9,635	THQ, Inc. (1)	277,103
31,514	Wind River Systems, Inc. (1)	301,274
		1,552,884
	Specialty Retail — 5.3%
11,420	Aeropostale, Inc. (1)	434,874
13,526	Brown Shoe Co., Inc.	283,234
12,637	Charlotte Russe Holding, Inc. (1)	224,559
11,838	Dress Barn, Inc. (1)	215,333
5,980	Gymboree Corp. (The) (1)	257,439
9,090	Jos. A. Bank Clothiers, Inc. (1)	313,605
10,525	Payless Shoesource, Inc. (1)	280,176
		2,009,220
	Textiles, Apparel & Luxury Goods — 3.7%
12,498	Carter’s, Inc. (1)	264,583
10,288	K-Swiss, Inc. - Class A	229,114

14,815	Maidenform Brands, Inc. (1)	$266,374
9,155	Warnaco Group (The), Inc. (1)	330,587
11,592	Wolverine World Wide, Inc.	313,680
		1,404,338
	Trading Companies & Distributors — 0.8%
11,445	Applied Industrial Techologies, Inc.	324,924

	TOTAL COMMON STOCKS (Cost $35,447,176)	37,754,187

Face
Amount
REPURCHASE AGREEMENT — 1.0%
$373,039	With State Street Bank and Trust Co., dated 7/31/07, 4.75%, principal and interest in the amount of $373,088, due 08/1/07 (collateralized by FNR 2004-43 WF with a par value of $374,572, coupon rate of 5.920%, due 8/25/33, market value of $380,843)		373,039

	TOTAL REPURCHASE AGREEMENT (Cost $373,039)		373,039

TOTAL INVESTMENTS (Cost $35,820,215) (2)		100.0%	$38,127,226
OTHER ASSETS IN EXCESS OF LIABILITIES		0.0	16,834
NET ASSETS		100.0%	$38,144,060

◆	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Aggregate cost for federal tax purposes was $35,831,476.
Abbreviations:
FNR —	Federal National Mortgage Association REMIC
REIT —	Real Estate Investment Trust

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS◆ — 99.6%
	Aerospace & Defense — 3.2%
19,320	General Dynamics Corp.	$1,517,779
16,389	Lockheed Martin Corp.	1,613,989
21,533	United Technologies Corp.	1,571,263
		4,703,031
	Beverages — 1.9%
27,205	Coca-Cola Co. (The)	1,417,653
21,005	PepsiCo, Inc.	1,378,348
		2,796,001
	Capital Markets — 5.4%
10,890	Affiliated Managers Group, Inc. (1)	1,230,570
14,252	Ameriprise Financial, Inc.	858,968
8,100	Bear Stearns Cos., Inc.	981,882
5,600	Goldman Sachs Capital, Inc.	1,054,704
21,751	Lehman Brothers Holdings, Inc.	1,348,562
14,565	Merrill Lynch & Co., Inc.	1,080,723
21,725	Morgan Stanley	1,387,576
		7,942,985
	Chemicals — 1.2%
45,845	Celanese Corp. - Class A	1,719,187

	Commercial Banks — 0.7%
15,435	PNC Financial Services Group, Inc.	1,028,743

	Commercial Services & Supplies — 0.5%
10,090	Manpower, Inc.	797,614

	Communications Equipment — 1.4%
69,085	Juniper Networks, Inc. (1)	2,069,787

	Computers & Peripherals — 3.8%
15,015	Apple Inc. (1)	1,978,376
54,836	Dell, Inc. (1)	1,533,763
45,614	EMC Corp. (1)	844,315
26,535	Hewlett-Packard Co.	1,221,406
		5,577,860
	Consumer Finance — 0.8%
8,010	Discover Financial Services (1)	184,630
28,575	First Marblehead Corp. (The)	941,832
		1,126,462
	Diversified Financial Services — 2.0%
20,940	CIT Group, Inc.	862,309

23,825	J.P. Morgan Chase & Co.	$1,048,538
19,195	Moody’s Corp.	1,032,691
		2,943,538
	Diversified Telecommunication Services — 2.9%
38,835	AT&T, Inc.	1,520,779
30,849	CenturyTel, Inc.	1,415,044
20,700	Embarq Corp.	1,279,053
		4,214,876
	Electrical Equipment — 1.6%
22,170	Cooper Industries, Ltd. - Class A	1,173,236
26,565	Emerson Electric Co.	1,250,415
		2,423,651
	Energy Equipment & Services — 4.4%
21,250	Cameron International Corp. (1)	1,657,500
25,572	ENSCO International, Inc.	1,561,682
26,720	Smith International, Inc.	1,640,875
22,810	Tidewater, Inc.	1,560,660
		6,420,717
	Food & Staples Retailing — 3.7%
48,240	Kroger Co. (The)	1,252,310
42,971	Safeway, Inc.	1,369,486
32,719	Walgreen Co.	1,445,525
31,556	Wal-Mart Stores, Inc.	1,449,998
		5,517,319
	Food Products — 1.0%
58,654	Conagra Foods, Inc.	1,486,879

	Gas Utilities — 1.7%
25,705	Energen Corp.	1,360,052
21,940	Questar Corp.	1,129,691
		2,489,743
	Health Care Providers & Services — 3.7%
30,815	Aetna, Inc.	1,481,277
29,640	CIGNA Corp.	1,530,610
26,140	UnitedHealth Group, Inc.	1,265,960
16,020	WellPoint, Inc. (1)	1,203,422
		5,481,269
	Hotels, Restaurants & Leisure — 1.8%
28,155	Darden Restaurants, Inc.	1,198,558
30,342	McDonald’s Corp.	1,452,472
		2,651,030
	Household Durables — 1.2%
10,055	Black & Decker Corp.	870,461
9,410	Whirlpool Corp.	960,855
		1,831,316
	Household Products — 0.9%
13,720	Energizer Holdings, Inc. (1)	1,384,348

	Independent Power Producers & Energy Traders — 0.9%
15,590	Constellation Energy Group, Inc.	1,306,442

	Insurance — 8.3%
26,167	Allstate Corp.	$1,390,776
20,678	American International Group, Inc.	1,327,114
24,238	Assurant, Inc.	1,229,351
25,942	Chubb Corp.	1,307,736
36,080	Genworth Financial, Inc. - Class A	1,101,162
13,840	Hartford Financial Services Group, Inc.	1,271,481
18,405	Lincoln National Corp.	1,110,190
19,753	PartnerRe, Ltd.	1,403,056
12,930	SAFECO Corp.	756,017
25,530	Travelers Cos., Inc. (The)	1,296,413
		12,193,296
	Internet Software & Services — 2.0%
47,896	eBay, Inc. (1)	1,551,830
2,860	Google, Inc. - Class A (1)	1,458,600
		3,010,430
	IT Services — 1.9%
48,592	Electronic Data Systems Corp.	1,311,498
38,109	Global Payments, Inc.	1,425,277
		2,736,775
	Leisure Equipment & Products — 0.8%
41,575	Hasbro, Inc.	1,164,931

	Life Sciences Tools & Services — 1.0%
46,423	Applera Corp. - Applied Biosystems Group	1,449,326

	Machinery — 5.6%
17,690	Cummins, Inc.	2,099,803
12,518	Deere & Co.	1,507,418
16,534	Eaton Corp.	1,606,774
17,387	Paccar, Inc.	1,422,604
15,665	Parker Hannifin Corp.	1,545,822
		8,182,421
	Media — 4.0%
44,574	Disney (Walt) Co.	1,470,942
24,559	McGraw-Hill Cos., Inc.	1,485,819
28,764	Omnicom Group, Inc.	1,491,989
73,290	Time Warner, Inc.	1,411,565
		5,860,315
	Metals & Mining — 1.6%
21,150	Nucor Corp.	1,061,730
31,230	Steel Dynamics, Inc.	1,309,474
		2,371,204
	Multiline Retail — 1.9%
18,060	Dollar Tree Stores, Inc. (1)	690,976
15,300	Kohl’s Corp. (1)	930,240
24,676	Nordstrom, Inc.	1,174,084
		2,795,300
	Oil, Gas & Consumable Fuels — 5.0%
18,392	Chevron Corp.	1,568,102
17,630	Exxon Mobil Corp.	1,500,842
25,825	Hess Corp.	1,580,490
27,724	Tesoro Corp.	1,380,655

19,975	Valero Energy Corp.	$1,338,525
		7,368,614
	Pharmaceuticals — 6.6%
24,120	Eli Lilly & Co.	1,304,651
24,975	Forest Laboratories, Inc. (1)	1,003,995
23,513	Johnson & Johnson	1,422,537
53,415	King Pharmaceuticals, Inc. (1)	908,589
26,640	Merck & Co., Inc.	1,322,676
75,140	Mylan Laboratories	1,204,494
54,636	Pfizer, Inc.	1,284,492
25,600	Wyeth	1,242,112
		9,693,546
	REIT — 1.4%
21,805	iStar Financial, Inc.	792,176
15,235	Simon Property Group, Inc.	1,318,285
		2,110,461
	Semiconductors & Semiconductor Equipment — 4.8%
66,843	Altera Corp.	1,550,758
77,093	Applied Materials, Inc.	1,699,130
66,500	Intel Corp.	1,570,730
14,174	Kla-Tencor Corp.	804,941
41,429	Texas Instruments, Inc.	1,457,887
		7,083,446
	Software — 4.0%
38,844	Adobe Systems, Inc. (1)	1,565,025
44,370	Microsoft Corp.	1,286,286
78,663	Oracle Corp. (1)	1,504,037
78,175	Symantec Corp. (1)	1,500,960
		5,856,308
	Specialty Retail — 2.4%
43,935	American Eagle Outfitters, Inc.	1,065,863
9,090	Autozone, Inc. (1)	1,152,703
52,164	RadioShack Corp.	1,310,881
		3,529,447
	Textiles, Apparel & Luxury Goods — 0.9%
22,450	Nike, Inc. - Class B	1,267,303

	Thrifts & Mortgage Finance — 0.7%
30,749	PMI Group, Inc. (The)	1,047,618

	Tobacco — 1.0%
18,585	Carolina Group	1,408,557

	Wireless Telecommunication Services — 1.0%
22,505	Telephone & Data Systems, Inc.	1,494,332

	TOTAL COMMON STOCKS (Cost $132,449,229)	146,536,428

Face
Amount
REPURCHASE AGREEMENT — 0.5%
$806,545	With State Street Bank & Trust Co., dated 7/31/07, 4.75% principal and interest in the amount of $806,651, due 8/1/07 (collaterialized by a FNMA security with a par value of $1,000,000, coupon rate of 6.000%, due 8/22/16, market value of $1,025,000)		$806,545
	TOTAL REPURCHASE AGREEMENT (Cost $806,545)		806,545

TOTAL INVESTMENTS (Cost $133,255,774) (2)		100.1%	$147,342,973
LIABILITIES IN EXCESS OF OTHER ASSETS		(0.1)	(160,765)
NET ASSETS		100.0%	$147,182,208

◆	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Aggregate cost for federal tax purposes was $133,248,202.
Abbreviations:
FNMA —	Federal National Mortgage Association
REIT —	Real Estate Investment Trust

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS◆ — 99.6%
	Aerospace & Defense — 3.0%
8,555	Lockheed Martin Corp.	$842,496
11,500	United Technologies Corp.	839,155
		1,681,651
	Beverages — 2.8%
15,560	Coca-Cola Co. (The)	810,832
11,560	PepsiCo, Inc.	758,567
		1,569,399
	Biotechnology — 0.9%
9,088	Amgen, Inc. (1)	488,389

	Capital Markets — 2.7%
3,655	Affiliated Managers Group, Inc. (1)	413,015
2,558	Franklin Resources, Inc.	325,812
3,950	Goldman Sachs Capital, Inc.	743,943
		1,482,770
	Commercial Services & Supplies — 0.9%
6,076	Manpower, Inc.	480,308

	Communications Equipment — 1.8%
11,875	Cisco Systems, Inc. (1)	343,306
12,360	Harris Corp.	678,317
		1,021,623
	Computers & Peripherals — 6.6%
50,812	EMC Corp. (1)	940,530
16,950	Hewlett-Packard Co.	780,208
8,755	International Business Machines Corp.	968,741
43,390	Western Digital Corp. (1)	926,376
		3,615,855
	Consumer Finance — 1.3%
21,302	First Marblehead Corp. (The)	702,114

	Diversified Financial Services — 1.3%
13,233	Moody’s Corp.	711,935

	Electrical Equipment — 1.4%
16,740	Emerson Electric Co.	787,952

	Electronic Equipment & Instruments — 2.9%
17,996	Avnet, Inc. (1)	681,688
10,920	CDW Corp. (1)	919,136
		1,600,824

	Energy Equipment & Services — 4.5%
10,000	ENSCO International, Inc.	$610,700
14,242	Grant Prideco, Inc. (1)	798,976
15,915	Tidewater, Inc.	1,088,904
		2,498,580
	Food & Staples Retailing — 4.5%
13,985	Costco Wholesale Corp.	836,303
18,904	Walgreen Co.	835,179
17,109	Wal-Mart Stores, Inc.	786,159
		2,457,641
	Health Care Equipment & Supplies — 0.9%
6,283	Becton Dickinson & Co.	479,770

	Health Care Providers & Services — 7.3%
16,790	Aetna, Inc.	807,095
10,555	CIGNA Corp.	545,060
17,200	Express Scripts, Inc. (1)	862,236
12,674	Humana, Inc. (1)	812,277
4,150	Manor Care, Inc.	262,903
4,235	McKesson Corp.	244,614
6,202	WellPoint, Inc. (1)	465,894
		4,000,079
	Health Care Technology — 1.2%
23,150	IMS Health, Inc.	651,210

	Hotels, Restaurants & Leisure — 0.6%
7,880	Darden Restaurants, Inc.	335,452

	Insurance — 1.2%
22,595	WR Berkley Corp.	664,745

	Internet Software & Services — 3.0%
23,608	eBay, Inc. (1)	764,899
1,712	Google, Inc. - Class A (1)	873,120
		1,638,019
	IT Services — 1.4%
28,166	Electronic Data Systems Corp.	760,200

	Leisure Equipment & Products — 1.3%
25,649	Hasbro, Inc.	718,685

	Machinery — 7.6%
11,590	Cummins, Inc.	1,375,733
11,285	Danaher Corp.	842,764
3,297	Manitowoc Co. (The), Inc.	256,078
8,790	Parker Hannifin Corp.	867,397
9,980	Terex Corp. (1)	860,775
		4,202,747
	Media — 4.3%
35,441	DIRECTV Group (The), Inc. (1)	794,233
23,506	Disney (Walt) Co.	775,698
15,370	Omnicom Group, Inc.	797,242
		2,367,173

	Metals & Mining — 2.2%
20,695	Alcoa, Inc.	$790,549
9,722	Steel Dynamics, Inc.	407,643
		1,198,192
	Multiline Retail — 4.2%
12,360	Family Dollar Stores, Inc.	366,103
6,256	J.C. Penney Co., Inc. (Holding Co.)	425,658
8,130	Kohl’s Corp. (1)	494,304
9,615	Nordstrom, Inc.	457,482
9,408	Target Corp.	569,843
		2,313,390
	Multi-Utilities — 0.4%
13,490	Centerpoint Energy, Inc.	222,315

	Oil, Gas & Consumable Fuels — 1.9%
6,602	Tesoro Corp.	328,780
10,976	Valero Energy Corp.	735,502
		1,064,282
	Personal Products — 0.7%
8,056	Estee Lauder Companies - Class A	362,681

	Pharmaceuticals — 4.9%
6,531	Eli Lilly & Co.	353,262
7,283	Forest Laboratories, Inc. (1)	292,777
15,100	Merck & Co., Inc.	749,715
23,822	Schering-Plough Corp.	679,880
13,235	Wyeth	642,162
		2,717,796
	REIT — 1.3%
8,304	Simon Property Group, Inc.	718,545

	Semiconductors & Semiconductor Equipment — 4.0%
41,265	Applied Materials, Inc.	909,481
34,946	Intel Corp.	825,425
8,754	Kla-Tencor Corp.	497,140
		2,232,046
	Software — 8.4%
11,028	Adobe Systems, Inc. (1)	444,318
68,058	BEA Systems, Inc. (1)	842,558
32,420	Cadence Design Systems, Inc. (1)	693,788
55,583	Compuware Corp. (1)	518,589
14,870	McAfee, Inc. (1)	533,238
41,726	Oracle Corp. (1)	797,801
40,166	Symantec Corp. (1)	771,187
		4,601,479
	Specialty Retail — 3.7%
18,937	American Eagle Outfitters, Inc.	459,412
6,470	Autozone, Inc. (1)	820,461
16,292	RadioShack Corp.	409,418
11,955	TJX Cos., Inc. (The)	331,751
		2,021,042
	Textiles, Apparel & Luxury Goods — 1.0%
9,414	Nike, Inc. - Class B	531,420

	Tobacco — 1.4%
10,559	Carolina Group	$800,267

	Trading Companies & Distributors — 0.5%
2,972	WW Grainger, Inc.	259,634

	Wireless Telecommunication Services — 1.6%
13,155	Telephone & Data Systems, Inc.	873,492

	TOTAL COMMON STOCKS (Cost $49,882,360)	54,833,702

Face
Amount
REPURCHASE AGREEMENT — 0.3%
$191,323	With State Street Bank & Trust Co., dated 7/31/07, 4.75%, principal and interest in the amount of $191,348, due 8/1/07 (collaterialized by FN #733448 with a par value of $197,421, coupon rate of 3.857%, due 8/1/33, market value of $195,507)		191,323

	TOTAL REPURCHASE AGREEMENT (Cost $191,323)		191,323

TOTAL INVESTMENTS (Cost $50,073,683) (2)		99.9%	$55,025,025
OTHER ASSETS IN EXCESS OF LIABILITIES		0.1	37,165
NET ASSETS		100.0%	$55,062,190

◆	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Aggregate cost for federal tax purposes was $50,078,854.
Abbreviations:
FN —	Federal National Mortgage Association
REIT —	Real Estate Investment Trust

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Absolute Return Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS◆ — 94.8%
	Aerospace & Defense — 3.0%
4,907	Lockheed Martin Corp. (2)	$483,241
3,775	Northrop Grumman Corp. (2)	287,277
3,338	Raytheon Co. (2)	184,792
6,870	United Technologies Corp. (2)	501,304
		1,456,614
	Auto Components — 0.8%
3,329	Johnson Controls, Inc. (2)	376,676

	Building Products — 1.1%
14,024	Lennox International, Inc. (2)	537,119

	Capital Markets — 3.1%
1,895	Bear Stearns Cos., Inc. (2)	229,712
2,486	Goldman Sachs Capital, Inc. (2)	468,213
5,860	Knight Capital Group, Inc. - Class A (1) (2)	82,860
5,843	Merrill Lynch & Co., Inc. (2)	433,551
4,620	Morgan Stanley (2)	295,079
		1,509,415
	Commercial Banks — 1.7%
11,911	Regions Financial Corp. (2)	358,164
14,587	Wells Fargo & Co. (2)	492,603
		850,767
	Commercial Services & Supplies — 5.1%
18,750	ABM Industries, Inc. (2)	471,750
7,792	Avery Dennison Corp. (2)	477,961
6,433	Manpower, Inc. (2)	508,529
9,903	United Stationers, Inc. (1) (2)	631,217
11,984	Viad Corp. (2)	430,825
		2,520,282
	Communications Equipment — 2.2%
18,408	Cisco Systems, Inc. (1) (2)	532,175
9,835	Harris Corp. (2)	539,745
		1,071,920
	Computers & Peripherals — 3.2%
8,989	Diebold, Inc. (2)	455,473
7,532	Hewlett-Packard Co. (2)	346,698
3,883	International Business Machines Corp. (2)	429,654
8,255	Lexmark International, Inc. (1) (2)	326,403
		1,558,228
	Construction & Engineering — 1.3%
10,360	Jacobs Engineering Group, Inc. (1) (2)	638,487

	Consumer Finance — 0.5%
2,190	Discover Financial Services (1)	$50,480
5,837	First Marblehead Corp. (The) (2)	192,388
		242,868
	Diversified Consumer Services — 0.8%
12,048	Regis Corp. (2)	419,993

	Diversified Financial Services — 0.7%
7,600	J.P. Morgan Chase & Co. (2)	334,476

	Diversified Telecommunication Services — 0.3%
3,517	CenturyTel, Inc. (2)	161,325

	Electronic Equipment & Instruments — 2.0%
9,029	Arrow Electronics, Inc. (1) (2)	345,088
9,230	Avnet, Inc. (1) (2)	349,632
9,507	Littelfuse, Inc. (1) (2)	309,833
		1,004,553
	Energy Equipment & Services — 3.6%
3,049	ENSCO International, Inc. (2)	186,202
5,890	Global Industries, Ltd. (1) (2)	152,551
4,940	Grant Prideco, Inc. (1) (2)	277,134
6,170	Halliburton Co. (2)	222,243
9,817	Oil States International, Inc. (1) (2)	429,396
7,080	Tidewater, Inc. (2)	484,414
		1,751,940
	Food & Staples Retailing — 3.8%
8,845	CVS Caremark Corp. (2)	311,256
17,079	Kroger Co. (The) (2)	443,371
12,340	Safeway, Inc. (2)	393,276
8,709	Spartan Stores, Inc. (2)	254,912
10,235	Wal-Mart Stores, Inc. (2)	470,298
		1,873,113
	Food Products — 0.5%
6,995	Archer-Daniels-Midland Co. (2)	235,032

	Gas Utilities — 0.4%
6,156	WGL Holdings, Inc. (2)	184,311

	Health Care Providers & Services — 1.3%
3,910	Aetna, Inc. (2)	187,954
3,128	McKesson Corp. (2)	180,673
5,488	UnitedHealth Group, Inc. (2)	265,784
		634,411
	Hotels, Restaurants & Leisure — 3.2%
5,280	Bob Evans Farms, Inc. (2)	171,336
12,050	Darden Restaurants, Inc. (2)	512,968
7,872	Marriott International, Inc.-Class A (2)	327,082
8,262	McDonald’s Corp. (2)	395,502
7,000	Papa John’s International, Inc. (1) (2)	192,010
		1,598,898

	Household Durables — 1.3%
2,308	Mohawk Industries, Inc. (1) (2)	$207,743
4,237	Whirlpool Corp. (2)	432,640
		640,383
	Insurance — 3.5%
3,247	AMBAC Financial Group, Inc. (2)	218,036
8,543	American Financial Group, Inc. (2)	239,973
5,146	Chubb Corp. (2)	259,410
4,132	Hartford Financial Services Group, Inc. (2)	379,607
3,335	Prudential Financial, Inc. (2)	295,581
6,953	Travelers Cos., Inc. (The) (2)	353,073
		1,745,680
	Internet Software & Services — 1.6%
12,604	eBay, Inc. (1) (2)	408,370
27,304	United Online, Inc. (2)	385,532
		793,902
	IT Services — 4.1%
19,012	Convergys Corp. (1) (2)	362,179
17,854	Electronic Data Systems Corp. (2)	481,879
4,407	Mastercard, Inc. - Class A (2)	708,646
16,645	Total System Services, Inc. (2)	468,224
		2,020,928
	Leisure Equipment & Products — 0.8%
14,043	Hasbro, Inc. (2)	393,485

	Life Sciences Tools & Services — 1.4%
9,367	Applera Corp. - Applied Biosystems Group (2)	292,438
6,959	Varian, Inc. (1) (2)	418,514
		710,952
	Machinery — 4.5%
5,531	Cummins, Inc. (2)	656,530
5,018	Eaton Corp. (2)	487,649
9,598	Illinois Tool Works, Inc. (2)	528,370
5,448	Parker Hannifin Corp. (2)	537,609
		2,210,158
	Media — 3.9%
12,335	CBS Corp. - Class B (2)	391,266
788	Citadel Broadcasting Corp.	3,956
13,617	Disney (Walt) Co. (2)	449,361
4,531	McGraw-Hill Companies, Inc. (2)	274,125
7,046	Omnicom Group, Inc. (2)	365,476
23,830	Time Warner, Inc. (2)	458,966
		1,943,150
	Metals & Mining — 3.3%
11,983	Alcoa, Inc. (2)	457,751
4,812	Reliance Steel & Aluminum Co. (2)	252,822
12,566	Steel Dynamics, Inc. (2)	526,892
3,755	United States Steel Corp. (2)	369,079
		1,606,544
	Multiline Retail — 2.9%
13,137	Dollar Tree Stores, Inc. (1) (2)	502,622
7,073	Kohl’s Corp. (1) (2)	430,038

8,181	Target Corp. (2)	$495,523
		1,428,183
	Multi-Utilities — 0.3%
3,376	PG&E Corp. (2)	144,527

	Office Electronics — 0.6%
17,445	Xerox Corp. (1) (2)	304,590

	Oil, Gas & Consumable Fuels — 5.8%
5,382	Chevron Corp. (2)	458,869
3,795	ConocoPhillips (2)	306,788
6,723	Exxon Mobil Corp. (2)	572,329
2,688	Hess Corp. (2)	164,506
8,214	Marathon Oil Corp. (2)	453,413
8,800	Tesoro Corp. (2)	438,240
6,939	Valero Energy Corp. (2)	464,982
		2,859,127
	Pharmaceuticals — 4.2%
9,128	Forest Laboratories, Inc. (1) (2)	366,946
13,120	King Pharmaceuticals, Inc. (1) (2)	223,171
10,896	Merck & Co., Inc. (2)	540,986
18,056	Pfizer, Inc. (2)	424,497
14,159	Schering-Plough Corp. (2)	404,098
2,793	Wyeth (2)	135,516
		2,095,214
	REIT — 2.2%
10,068	Hospitality Properties Trust (2)	386,208
10,371	iStar Financial, Inc. (2)	376,778
7,165	Rayonier, Inc. (2)	303,366
		1,066,352
	Road & Rail — 1.1%
9,640	Ryder System, Inc. (2)	524,127

	Semiconductors & Semiconductor Equipment — 4.7%
22,895	Applied Materials, Inc. (2)	504,606
20,230	Intel Corp. (2)	477,833
9,264	Kla-Tencor Corp. (2)	526,103
17,708	Varian Semiconductor Equipment Associates, Inc. (1) (2)	832,276
		2,340,818
	Software — 2.9%
44,104	Compuware Corp. (1) (2)	411,490
16,997	Microsoft Corp. (2)	492,743
28,247	Symantec Corp. (1) (2)	542,342
		1,446,575
	Specialty Retail — 3.3%
6,967	AnnTaylor Stores Corp. (1) (2)	218,903
7,186	Best Buy Co., Inc. (2)	320,424
18,107	RadioShack Corp. (2)	455,029
7,300	Ross Stores, Inc. (2)	211,189
15,509	TJX Cos., Inc. (The) (2)	430,375
		1,635,920

	Textiles, Apparel & Luxury Goods — 1.5%
6,930	Kellwood Co. (2)	$177,685
9,546	Nike, Inc. - Class B (2)	538,872
		716,557
	Thrifts & Mortgage Finance — 0.7%
10,577	PMI Group, Inc. (The) (2)	360,358

	Tobacco — 0.4%
2,793	Carolina Group (2)	211,681

	Trading Companies & Distributors — 1.2%
6,787	WW Grainger, Inc. (2)	592,912

	TOTAL COMMON STOCKS (Cost $44,787,587)	46,752,551

Face
Amount
REPURCHASE AGREEMENT — 5.0%
$2,499,524	With State Street Bank & Trust Co., dated 7/31/07, 4.75%, principal and interest in the amount of $2,499,854, due 8/1/07 (collateralized by a FHLMC security with a par value of $3,000,000, coupon rate of 5.000%, due 12/14/18, market value of $2,846,400)		2,499,524

	TOTAL REPURCHASE AGREEMENT (Cost $2,499,524)		2,499,524

TOTAL LONG INVESTMENTS (Cost $47,287,111)		99.8%	$49,252,075

COMMON STOCKS SOLD SHORT◆ — (68.0)%
	Aerospace & Defense — (2.1)%
(22,224)	Hexcel Corp. (1)	(483,150)
(11,931)	Ladish Co., Inc. (1)	(578,534)
		(1,061,684)
	Biotechnology — (2.4)%
(5,835)	Amylin Pharmaceuticals, Inc. (1)	(271,386)
(29,134)	BioMarin Pharmaceuticals, Inc. (1)	(526,160)
(8,357)	Keryx Biopharmaceuticals, Inc. (1)	(71,870)
(9,363)	Vertex Pharmaceuticals, Inc. (1)	(302,425)
		(1,171,841)
	Building Products — (0.5)%
(6,141)	USG Corp. (1)	(254,913)

	Capital Markets — (1.0)%
(9,860)	Calamos Asset Management, Inc. - Class A	(243,542)
(16,000)	TD Ameritrade Holding Corp. (1)	(271,200)
		(514,742)
	Chemicals — (1.0)%
(11,969)	Scotts Miracle-Gro Co. (The) - Class A	(490,609)

	Commercial Banks — (1.8)%
(5,631)	Signature Bank/New York, NY (1)	(173,942)

(20,029)	South Financial Group (The), Inc.	$(431,825)
(7,034)	Wintrust Financial Corp.	(277,210)
		(882,977)
	Commercial Services & Supplies — (4.9)%
(20,261)	Cenveo, Inc. (1)	(425,684)
(10,246)	Clean Harbors, Inc. (1)	(492,115)
(16,172)	Corrections Corp. of America (1)	(466,562)
(7,544)	M&F Worldwide Corp. (1)	(440,117)
(8,425)	Mine Safety Appliances Co.	(384,601)
(7,780)	Mobile Mini, Inc. (1)	(222,275)
		(2,431,354)
	Communications Equipment — (2.0)%
(24,741)	Comtech Group, Inc. (1)	(351,817)
(7,075)	F5 Networks, Inc. (1)	(613,332)
		(965,149)
	Computers & Peripherals — (1.0)%
(18,913)	Intermec, Inc. (1)	(484,740)

	Construction Materials — (1.0)%
(3,472)	Martin Marietta Materials, Inc.	(475,664)

	Containers & Packaging — (0.5)%
(4,006)	Temple-Inland, Inc.	(232,869)

	Diversified Financial Services — (1.3)%
(17,073)	Leucadia National Corp.	(641,945)

	Electrical Equipment — (1.7)%
(14,455)	Energy Conversion Devices, Inc. (1)	(431,482)
(16,379)	II-VI, Inc. (1)	(406,691)
		(838,173)
	Electronic Equipment & Instruments — (2.6)%
(41,847)	Cogent, Inc. (1)	(556,984)
(13,112)	Cognex Corp.	(275,745)
(18,320)	OSI Systems, Inc. (1)	(453,603)
		(1,286,332)
	Food & Staples Retailing — (1.0)%
(5,987)	Great Atlantic & Pacific Tea Co. (1)	(174,521)
(8,846)	Whole Foods Market, Inc.	(327,656)
		(502,177)
	Health Care Equipment & Supplies — (0.9)%
(26,440)	Conceptus, Inc. (1)	(428,328)

	Hotels, Restaurants & Leisure — (3.9)%
(5,838)	Boyd Gaming Corp.	(257,456)
(10,932)	Choice Hotels International, Inc.	(395,520)
(8,507)	Gaylord Entertainment Co. (1)	(425,180)
(6,510)	Las Vegas Sands Corp. (1)	(567,997)
(2,903)	Wynn Resorts, Ltd.	(280,314)
		(1,926,467)
	Household Durables — (2.0)%
(5,744)	Fortune Brands, Inc.	(466,987)

(33,305)	Sealy Corp.	$(504,904)
		(971,891)
	Insurance — (1.6)%
(1,006)	Alleghany Corp. (1)	(422,520)
(21,475)	Conseco, Inc. (1)	(390,630)
		(813,150)
	Internet Software & Services — (2.7)%
(6,085)	Equinix, Inc. (1)	(528,847)
(22,202)	Knot, Inc. (the) (1)	(402,966)
(11,818)	Sohu.com, Inc. (1)	(379,712)
		(1,311,525)
	IT Services — (0.9)%
(12,729)	CheckFree Corp. (1)	(468,936)

	Life Sciences Tools & Services — (1.3)%
(3,739)	AMAG Pharmaceuticals, Inc. (1)	(200,747)
(9,932)	Illumina, Inc. (1)	(452,601)
		(653,348)
	Machinery — (2.8)%
(14,169)	Dynamic Materials Corp.	(596,090)
(10,456)	Esco Technologies, Inc. (1)	(379,239)
(24,626)	Flow International Corp. (1)	(227,298)
(2,952)	Middleby Corp. (The) (1)	(183,054)
		(1,385,681)
	Media — (3.9)%
(6,140)	Arbitron, Inc.	(305,772)
(6,304)	Lamar Advertising Co.	(375,277)
(6,712)	RH Donnelley Corp. (1)	(419,701)
(23,335)	Warner Music Group Corp.	(289,121)
(649)	Washington Post Co. (The)	(513,197)
		(1,903,068)
	Metals & Mining — (0.9)%
(13,698)	Compass Minerals International, Inc.	(449,842)

	Multiline Retail — (0.8)%
(31,240)	Retail Ventures, Inc. (1)	(406,745)

	Oil, Gas & Consumable Fuels — (5.4)%
(9,680)	Arena Resources, Inc. (1)	(525,721)
(8,262)	ATP Oil & Gas Corp. (1)	(375,012)
(13,925)	Carrizo Oil & Gas, Inc. (1)	(509,237)
(16,660)	Crosstex Energy, Inc.	(481,641)
(5,656)	Denbury Resources, Inc. (1)	(226,240)
(21,354)	Parallel Petroleum Corp. (1)	(434,981)
(3,110)	Southwestern Energy Co. (1)	(126,359)
		(2,679,191)
	REIT — (2.3)%
(5,522)	Federal Realty Investment Trust	(414,923)
(5,379)	Kilroy Realty Corp.	(346,569)
(15,391)	UDR, Inc.	(355,378)
		(1,116,870)

	Road & Rail — (0.7)%
(9,465)	Dollar Thrifty Automotive Group (1)	$(349,448)

	Semiconductors & Semiconductor Equipment — (2.6)%
(22,850)	Advanced Micro Devices, Inc. (1)	(309,389)
(14,011)	Broadcom Corp.-Class A (1)	(459,701)
(12,476)	Tessera Technologies, Inc. (1)	(513,138)
		(1,282,228)
	Software — (4.5)%
(12,115)	Advent Software, Inc. (1)	(460,733)
(33,417)	Opsware, Inc. (1)	(471,180)
(12,909)	Quality Systems, Inc.	(500,095)
(9,959)	Salesforce.com, Inc. (1)	(387,007)
(14,319)	Ultimate Software Group, Inc. (1)	(388,474)
		(2,207,489)
	Specialty Retail — (3.5)%
(13,993)	Aaron Rents, Inc.	(323,518)
(34,388)	Cache, Inc. (1)	(586,315)
(13,997)	O’Reilly Automotive, Inc. (1)	(466,240)
(18,635)	Urban Outfitters, Inc. (1)	(373,818)
		(1,749,891)
	Thrifts & Mortgage Finance — (0.9)%
(24,136)	Bankatlantic Bancorp, Inc. - Class A	(211,673)
(11,433)	Sovereign Bancorp, Inc.	(218,828)
		(430,501)
	Trading Companies & Distributors — (1.6)%
(6,804)	Fastenal Co.	(306,656)
(10,538)	GATX Corp.	(478,004)
		(784,660)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(34,668,054))	(33,554,428)

TOTAL SHORT INVESTMENTS (Proceeds $(34,668,054))	(68.0)%	$(33,554,428)

TOTAL INVESTMENTS (Cost $12,619,057) (3)	31.8%	$15,697,647
OTHER ASSETS IN EXCESS OF LIABILITIES	68.2	33,632,475
NET ASSETS	100.0%	$49,330,122

◆	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of security pledged as collateral for securities sold short.
(3)	Aggregate cost for federal tax purposes was $12,620,639.
Abbreviations:
FHLMC —	Federal Home Loan Mortgage Corporation
REIT —	Real Estate Investment Trust

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Total Market Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS◆ — 124.7%
	Aerospace & Defense — 5.1%
1,860	Honeywell International, Inc. (2)	$106,969
3,660	L-3 Communications Holdings, Inc. (2)	357,070
4,342	Lockheed Martin Corp. (2)	427,600
2,760	Northrop Grumman Corp. (2)	210,036
6,439	Raytheon Co. (2)	356,463
4,939	United Technologies Corp. (2)	360,399
		1,818,537
	Auto Components — 0.3%
3,505	TRW Automotive Holdings Corp. (1) (2)	115,209

	Building Products — 0.5%
4,162	Lennox International, Inc. (2)	159,405

	Capital Markets — 6.0%
7,937	Ameriprise Financial, Inc. (2)	478,363
2,073	Bear Stearns Cos., Inc. (2)	251,289
3,073	Franklin Resources, Inc. (2)	391,408
1,960	Goldman Sachs Capital, Inc. (2)	369,146
4,466	Merrill Lynch & Co., Inc. (2)	331,377
4,939	Morgan Stanley (2)	315,454
		2,137,037
	Chemicals — 0.8%
7,291	Celanese Corp. - Class A (2)	273,413

	Commercial Banks — 1.6%
1,746	PNC Financial Services Group, Inc. (2)	116,371
3,023	Regions Financial Corp. (2)	90,902
11,199	Wells Fargo & Co. (2)	378,190
		585,463
	Commercial Services & Supplies — 3.1%
3,785	Manpower, Inc. (2)	299,204
6,187	United Stationers, Inc. (1) (2)	394,359
11,139	Waste Management, Inc. (2)	423,616
		1,117,179
	Communications Equipment — 3.2%
14,631	Cisco Systems, Inc. (1) (2)	422,982
8,965	Harris Corp. (2)	491,999
6,993	Polycom, Inc. (1) (2)	216,573
		1,131,554
	Computers & Peripherals — 6.0%
15,927	Dell, Inc. (1) (2)	445,478
8,435	Diebold, Inc. (2)	427,401

9,704	Hewlett-Packard Co. (2)	$446,675
4,173	International Business Machines Corp. (2)	461,742
8,858	Lexmark International, Inc. (1) (2)	350,245
		2,131,541
	Consumer Finance — 0.7%
7,138	First Marblehead Corp. (The) (2)	235,269

	Diversified Consumer Services — 1.1%
11,205	Regis Corp. (2)	390,606

	Diversified Financial Services — 2.8%
7,267	CIT Group, Inc. (2)	299,255
7,267	Citigroup, Inc. (2)	338,424
8,308	J.P. Morgan Chase & Co. (2)	365,635
		1,003,314
	Diversified Telecommunication Services — 3.4%
10,086	AT&T, Inc. (2)	394,968
8,409	CenturyTel, Inc. (2)	385,721
9,692	Verizon Communications, Inc. (2)	413,073
		1,193,762
	Electronic Equipment & Instruments — 1.5%
3,660	Amphenol Corp. - Class A (2)	125,392
4,098	Arrow Electronics, Inc. (1) (2)	156,626
6,660	Avnet, Inc. (1) (2)	252,281
		534,299
	Energy Equipment & Services — 2.9%
12,049	Oil States International, Inc. (1) (2)	527,023
1,907	Smith International, Inc. (2)	117,109
5,714	Tidewater, Inc. (2)	390,952
		1,035,084
	Food & Staples Retailing — 7.9%
955	Arden Group, Inc. - Class A (2)	121,361
5,440	CVS Caremark Corp. (2)	191,434
17,349	Kroger Co. (The) (2)	450,380
4,355	Longs Drug Stores Corp. (2)	210,608
11,768	Safeway, Inc. (2)	375,046
14,745	Spartan Stores, Inc. (2)	431,586
4,049	Village Super Market (2)	188,521
9,468	Walgreen Co. (2)	418,296
8,882	Wal-Mart Stores, Inc. (2)	408,128
		2,795,360
	Food Products — 0.8%
149	Seaboard Corp. (2)	298,000

	Gas Utilities — 1.2%
14,287	WGL Holdings, Inc. (2)	427,753

	Health Care Providers & Services — 3.4%
1,813	Cardinal Health, Inc. (2)	119,169
6,507	CIGNA Corp. (2)	336,021
5,526	McKesson Corp. (2)	319,182
5,232	Medco Health Solutions, Inc. (1) (2)	425,205
		1,199,577

	Hotels, Restaurants & Leisure — 2.4%
10,086	Darden Restaurants, Inc. (2)	$429,361
9,073	McDonald’s Corp. (2)	434,325
		863,686
	Household Durables — 1.9%
2,146	Black & Decker Corp. (2)	185,779
4,939	Whirlpool Corp. (2)	504,321
		690,100
	Insurance — 8.1%
6,089	Allstate Corp. (2)	323,630
3,836	American International Group, Inc. (2)	246,194
3,169	Assurant, Inc. (2)	160,732
7,673	Chubb Corp. (2)	386,796
2,801	Hartford Financial Services Group, Inc. (2)	257,328
6,782	Metlife, Inc. (2)	408,412
4,664	Prudential Financial, Inc. (2)	413,370
5,714	SAFECO Corp. (2)	334,098
7,172	Travelers Cos., Inc. (The) (2)	364,194
		2,894,754
	Internet Software & Services — 2.3%
14,267	eBay, Inc. (1) (2)	462,251
25,408	United Online, Inc. (2)	358,761
		821,012
	IT Services — 5.3%
16,553	Convergys Corp. (1) (2)	315,335
14,514	Electronic Data Systems Corp. (2)	391,733
2,787	Fidelity National Information Services, Inc. (2)	138,319
2,536	Mastercard, Inc. - Class A (2)	407,789
17,632	SAIC, Inc. (1) (2)	295,512
11,745	Total System Services, Inc. (2)	330,387
		1,879,075
	Leisure Equipment & Products — 1.2%
14,631	Hasbro, Inc. (2)	409,961

	Life Sciences Tools & Services — 1.2%
14,042	Applera Corp. - Applied Biosystems Group (2)	438,391

	Machinery — 5.8%
4,245	Cummins, Inc. (2)	503,882
5,232	Eaton Corp. (2)	508,446
2,471	Illinois Tool Works, Inc. (2)	136,029
3,667	Kennametal, Inc. (2)	281,112
7,732	Mueller Industries, Inc. (2)	285,156
3,666	Parker Hannifin Corp. (2)	361,761
		2,076,386
	Media — 6.1%
24,842	Belo Corp. - Class A (2)	444,672
13,020	CBS Corp. - Class B (2)	412,994
11,605	Disney (Walt) Co. (2)	382,965
1,936	McGraw-Hill Cos. (The), Inc. (2)	117,128
7,684	Omnicom Group, Inc. (2)	398,569
22,306	Time Warner, Inc. (2)	429,614
		2,185,942

	Metals & Mining — 3.4%
9,661	Alcoa, Inc. (2)	$369,050
5,820	Metal Management, Inc. (2)	244,498
7,149	Reliance Steel & Aluminum Co. (2)	375,608
5,608	Steel Dynamics, Inc. (2)	235,143
		1,224,299
	Multiline Retail — 2.8%
5,360	Big Lots, Inc. (1) (2)	138,610
6,758	Dollar Tree Stores, Inc. (1) (2)	258,561
3,808	Kohl’s Corp. (1) (2)	231,526
5,840	Target Corp. (2)	353,729
		982,426
	Multi-Utilities — 1.6%
8,296	DTE Energy Co. (2)	384,768
4,120	PG&E Corp. (2)	176,377
		561,145
	Oil, Gas & Consumable Fuels — 6.0%
4,914	Chevron Corp. (2)	418,968
5,117	Exxon Mobil Corp. (2)	435,610
8,079	Marathon Oil Corp. (2)	445,961
8,559	Tesoro Corp. (2)	426,238
5,940	Valero Energy Corp. (2)	398,039
		2,124,816
	Personal Products — 0.6%
4,870	NBTY, Inc. (1) (2)	212,040

	Pharmaceuticals — 7.4%
7,673	Eli Lilly & Co. (2)	415,033
7,857	Forest Laboratories, Inc. (1) (2)	315,851
5,987	Johnson & Johnson (2)	362,214
13,415	King Pharmaceuticals, Inc. (1) (2)	228,189
7,199	Merck & Co., Inc. (2)	357,430
15,078	Pfizer, Inc. (2)	354,484
7,755	Schering-Plough Corp. (2)	221,328
7,770	Wyeth (2)	377,000
		2,631,529
	REIT — 1.2%
8,308	iStar Financial, Inc. (2)	301,830
1,243	Simon Property Group, Inc. (2)	107,557
		409,387
	Road & Rail — 0.4%
2,607	Ryder System, Inc. (2)	141,743

	Semiconductors & Semiconductor Equipment — 3.3%
21,619	Applied Materials, Inc. (2)	476,483
9,876	Intel Corp. (2)	233,271
7,950	Kla-Tencor Corp. (2)	451,481
		1,161,235
	Software — 2.8%
4,497	Microsoft Corp. (2)	130,368
27,127	Symantec Corp. (1) (2)	520,838
42,403	TIBCO Software, Inc. (1) (2)	344,736
		995,942

	Specialty Retail — 4.0%
6,188	American Eagle Outfitters, Inc. (2)	$150,121
5,605	Best Buy Co., Inc. (2)	249,927
12,293	Brown Shoe Co., Inc. (2)	257,415
8,399	Foot Locker, Inc. (2)	155,885
13,379	Ross Stores, Inc. (2)	387,054
7,712	TJX Cos., Inc. (The) (2)	214,008
		1,414,410
	Textiles, Apparel & Luxury Goods — 0.9%
4,664	Kellwood Co. (2)	119,585
3,775	Nike, Inc. - Class B (2)	213,099
		332,684
	Thrifts & Mortgage Finance — 1.0%
5,795	Fannie Mae (2)	346,773

	Tobacco — 1.0%
4,862	Carolina Group (2)	368,491

	Trading Companies & Distributors — 1.7%
9,095	Applied Industrial Techologies, Inc. (2)	258,207
4,016	WW Grainger, Inc. (2)	350,838
		609,045
	TOTAL COMMON STOCKS
	(Cost $44,811,322)	44,357,634

Face
Amount
REPURCHASE AGREEMENT — 2.1%
$737,454	With State Street Bank and Trust Co., dated 7/31/07, 4.75%, principal and interest in the amount of $737,551, due 8/1/07 (collateralized by FNR #2004-43 WF with a par value of $742,455, a coupon rate of 5.920%, due 8/25/33, market value of $754,885)		737,454

	TOTAL REPURCHASE AGREEMENT (Cost $737,454)		737,454

TOTAL LONG INVESTMENTS (Cost $45,548,776)		126.8%	$45,095,088

COMMON STOCKS SOLD SHORT◆ — (27.3)%
	Aerospace & Defense — (0.7)%
(8,218)	Gencorp, Inc. (1)	(97,137)
(6,387)	Hexcel Corp. (1)	(138,853)
		(235,990)
	Biotechnology — (1.1)%
(1,933)	Celgene Corp. (1)	(117,062)
(9,638)	Medarex, Inc. (1)	(136,474)
(4,406)	Vertex Pharmaceuticals, Inc. (1)	(142,314)
		(395,850)
	Building Products — (0.3)%
(2,759)	USG Corp. (1)	(114,526)

	Chemicals — (0.4)%
(3,778)	Scotts Miracle-Gro Co. (The) - Class A	$(154,860)

	Commercial Banks — (0.4)%
(4,617)	MB Financial, Inc.	(147,190)

	Commercial Services & Supplies — (1.6)%
(6,673)	Cenveo, Inc. (1)	(140,200)
(4,831)	Corrections Corp. of America (1)	(139,374)
(4,300)	Covanta Holding Corp. (1)	(97,524)
(3,889)	Mine Safety Appliances Co.	(177,533)
		(554,631)
	Communications Equipment — (1.0)%
(10,232)	Comtech Group, Inc. (1)	(145,499)
(2,374)	F5 Networks, Inc. (1)	(205,802)
		(351,301)
	Computers & Peripherals — (0.4)%
(5,708)	Intermec, Inc. (1)	(146,296)

	Construction Materials — (0.5)%
(1,210)	Martin Marietta Materials, Inc.	(165,770)

	Containers & Packaging — (0.4)%
(2,334)	Temple-Inland, Inc.	(135,675)

	Diversified Consumer Services — (0.6)%
(4,668)	Coinstar, Inc. (1)	(144,801)
(6,615)	INVESTools, Inc. (1)	(65,621)
		(210,422)
	Diversified Financial Services — (0.6)%
(5,495)	Leucadia National Corp.	(206,612)

	Electrical Equipment — (0.8)%
(4,455)	Energy Conversion Devices, Inc. (1)	(132,982)
(6,088)	II-VI, Inc. (1)	(151,165)
		(284,147)
	Electronic Equipment & Instruments — (1.2)%
(12,262)	Cogent, Inc. (1)	(163,207)
(6,959)	Cognex Corp.	(146,348)
(5,424)	OSI Systems, Inc. (1)	(134,298)
		(443,853)
	Food & Staples Retailing — (0.7)%
(3,407)	Performance Food Group, Co. (1)	(97,645)
(4,044)	Whole Foods Market, Inc.	(149,790)
		(247,435)
	Health Care Equipment & Supplies — (0.4)%
(7,796)	Conceptus, Inc. (1)	(126,295)

	Hotels, Restaurants & Leisure — (2.1)%
(4,030)	Choice Hotels International, Inc.	(145,805)
(2,939)	Gaylord Entertainment Co. (1)	(146,891)
(6,361)	Isle of Capri Casinos, Inc. (1)	(136,380)
(1,855)	Las Vegas Sands Corp. (1)	(161,849)
(5,914)	Starbucks Corp. (1)	(157,785)

		$(748,710)
	Household Durables — (0.8)%
(1,679)	Fortune Brands, Inc.	(136,503)
(9,701)	Sealy Corp.	(147,067)
		(283,570)
	Insurance — (0.8)%
(8,142)	Conseco, Inc. (1)	(148,103)
(1,678)	LandAmerica Financial Group, Inc.	(128,518)
		(276,621)
	Internet Software & Services — (1.7)%
(1,360)	Equinix, Inc. (1)	(118,198)
(6,911)	Knot, Inc. (the) (1)	(125,435)
(3,092)	SAVVIS, Inc. (1)	(116,135)
(2,940)	Sohu.com, Inc. (1)	(94,462)
(7,281)	Yahoo!, Inc. (1)	(169,283)
		(623,513)
	IT Services — (0.8)%
(5,889)	Iron Mountain, Inc. (1)	(157,766)
(3,783)	Syntel, Inc.	(136,226)
		(293,992)
	Life Sciences Tools & Services — (0.4)%
(2,629)	AMAG Pharmaceuticals, Inc. (1)	(141,151)

	Machinery — (1.1)%
(3,803)	Dynamic Materials Corp.	(159,992)
(12,606)	Flow International Corp. (1)	(116,353)
(2,700)	Lindsay Corp.	(109,782)
		(386,127)
	Marine — (0.4)%
(2,581)	Alexander & Baldwin, Inc.	(139,942)

	Media — (1.3)%
(2,477)	Lamar Advertising Co.	(147,456)
(2,132)	RH Donnelley Corp. (1)	(133,314)
(249)	Washington Post Co. (The)	(196,897)
		(477,667)
	Metals & Mining — (0.1)%
(561)	RTI International Metals, Inc. (1)	(44,454)

	Multiline Retail — (0.6)%
(4,196)	Bon-Ton Stores (The), Inc.	(107,082)
(8,669)	Retail Ventures, Inc. (1)	(112,870)
		(219,952)
	Office Electronics — (0.2)%
(2,013)	Zebra Technologies Corp. - Class A (1)	(72,931)

	Oil, Gas & Consumable Fuels — (0.3)%
(2,114)	Arena Resources, Inc. (1)	(114,811)

	REIT — (1.1)%
(3,326)	Equity Residential Properties Trust	(132,408)
(1,587)	Federal Realty Investment Trust REIT	(119,247)
(2,055)	Kilroy Realty Corp.	(132,404)

		$(384,059)
	Semiconductors & Semiconductor Equipment — (1.3)%
(5,053)	Broadcom Corp.-Class A (1)	(165,789)
(3,992)	Cabot Microelectronics Corp. (1)	(170,179)
(38)	Microchip Technology, Inc.	(1,380)
(3,876)	Silicon Laboratories, Inc. (1)	(135,001)
		(472,349)
	Software — (1.3)%
(5,468)	ACI Worldwide, Inc. (1)	(166,938)
(524)	Net 1 UEPS Technologies, Inc. (1)	(11,963)
(3,763)	Quality Systems, Inc.	(145,779)
(3,523)	Salesforce.com, Inc. (1)	(136,904)
		(461,584)
	Specialty Retail — (1.2)%
(9,194)	Cache, Inc. (1)	(156,758)
(3,476)	O’Reilly Automotive, Inc. (1)	(115,786)
(7,300)	Urban Outfitters, Inc. (1)	(146,438)
		(418,982)
	Thrifts & Mortgage Finance — (0.7)%
(12,865)	Bankatlantic Bancorp, Inc. - Class A	(112,826)
(6,585)	Sovereign Bancorp, Inc.	(126,037)
		(238,863)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(10,427,678))	(9,720,131)

TOTAL SHORT INVESTMENTS (Proceeds $(10,427,678))	(27.3)%	$(9,720,131)
TOTAL INVESTMENTS (Cost $35,121,098) (3)	99.5%	35,374,957
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	194,153
NET ASSETS	100.0%	$35,569,110

◆	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of security pledged as collateral for securities sold short.
(3)	Aggregate cost for federal tax purposes was $35,174,236.
Abbreviations:
FNR —	Federal National Mortgage Association REMIC
REIT —	Real Estate Investment Trust

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Notes to Schedules of Investments (Unaudited)

1. Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of thirteen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Philadelphia International Fund, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Absolute Return Portfolio and the Total Market Long/Short Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. The Absolute Return Portfolio commenced operations on September 29, 2006. The Total Market Long/Short Portfolio commenced operations on December 21, 2006.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities:  As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

Equity securities listed on a United States (“US”) securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”).  Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market Portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”).  In that regard, at July 31, 2007, substantially all foreign equity securities held by the

International Portfolio and the Philadelphia International Fund were fair valued using valuations provided by an independent valuation service.

Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to collect the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Forward Foreign Currency Contracts:  The International Portfolio and Philadelphia International Fund may enter into forward foreign exchange contracts to hedge currency risk of securities denominated in a foreign currency. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.  There were no contracts open as of July 31, 2007.

Foreign Currency Translation: The books and records of each Portfolio are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates  prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, International Portfolio, Philadelphia International Fund, Absolute Return Portfolio and Total Market Long/Short Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the US government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable US companies and the US government. This is particularly true with respect to emerging markets in developing countries.

Reverse Repurchase Agreements:  The Government Cash Portfolio, Core Fixed Income Portfolio, Absolute Return Portfolio and Total Market Long/Short Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at a later date and price thereby determining the yield during the buyer’s holding period. The use of reverse repurchase agreements involves certain risks in that the securities acquired by a Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repay the proceeds.  In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price, to which the Portfolio remains committed. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, US Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances, the Government Cash Portfolio, Core Fixed Income Portfolio, Absolute Return Portfolio and Total Market Long/Short Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause more than one-third of the value of their respective total assets to be subject to such agreements at the time of entering into such agreements.  There were no open reverse repurchase agreements as of July 31, 2007.

Interest-Only Securities:  The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of “stripped” securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

Principal-Only Securities:  The Core Fixed Income Portfolio may invest in principal-only securities, which are the principal portions of “stripped” securities. The holders of principal-only securities receive the principal on the underlying security, but no interest payments.

Collateralized Mortgage Obligations:  The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

TBA/When-Issued Purchase Commitments:  The Core Fixed Income Portfolio and Absolute Return Portfolio may enter into TBA (to be announced)/ when issued purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio’s other assets.

Options Transactions:  The Strategic Equity Portfolio, Large Cap Value Portfolio and Absolute Return Portfolio may purchase or write option contracts to hedge against changes in the value of securities the portfolio owns or expects to own. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. There were no option contracts open or outstanding as of July 31, 2007.

Futures: The Absolute Return Portfolio may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of underlying securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no open futures contracts outstanding at July 31, 2007.

Lending of Portfolio Securities:  Each Portfolio, using State Street Bank and Trust Company (“State Street”) (formerly, Investors Bank & Trust Company (“IBT”)) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. On July 2, 2007, State Street Corporation acquired Investors Financial Services Corporation, the parent company of IBT, and IBT merged with and into State Street, a subsidiary of State Street Corporation.  Each applicable Portfolio receives cash collateral, which is invested by the lending agent in short-term money market instruments, in an amount at least equal to the current market value of the loaned securities. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Schedule of Portfolio Investments. Although risk is mitigated by the collateral, a Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due.  None of the Portfolios had loans of securities outstanding as of July 31, 2007.

Swap Agreements: The Absolute Return Portfolio may enter into swap agreements for hedging purposes or to seek to increase total return. In a standard swap transaction, two parties agree to pay or exchange the returns (or differentials in rates of return) earned or realized on particular assets, which may be adjusted for transaction costs, interest payments, dividends paid on the referenced assets or other factors. There were no open swap agreements as of July 31, 2007.

Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Portfolio will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

Securities Sold Short: The Absolute Return Portfolio and Total Market Long/Short Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Proceeds received from short sales may be maintained by a broker as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The Portfolio is required to maintain a segregated account of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the broker) until the Portfolio replaces a borrowed security. Depending on arrangements made with the broker or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the broker or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of July 31, 2007, the Absolute Return Portfolio and the Total Market Long/Short Portfolio had pledged securities in the amount of $43,208,862 and $41,548,380, respectively, and cash in the amount of $33,451,958 and $0, respectively, to Goldman Sachs & Co., or its affiliates, as collateral for short sales.

Exchange-traded Funds: The Absolute Return Portfolio may invest in shares of registered investment companies, including exchange-traded funds (“ETFs”). An ETF seeks to track the performance of a particular market index. These indices include both broad market indices and more narrowly based indices, including those relating to particular sectors, markets, regions, or industries. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ National Market System.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

2. Unrealized Appreciation/(Depreciation)

As of July 31, 2007, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$454,347	$3,820,061	$(3,365,714)
Strategic Equity Portfolio	19,555,029	685,002	18,870,027
Small Cap Equity Portfolio	58,287,322	11,843,200	46,444,122
Large Cap Value Portfolio	5,490,119	748,778	4,741,341
International Portfolio	294,534,413	10,549,367	283,985,046
Philadelphia International Fund	161,155,200	5,529,384	155,625,816
U.S. Emerging Growth Portfolio	4,535,176	2,239,426	2,295,750
Large Cap 100 Portfolio	18,584,876	4,490,105	14,094,771
Large Cap Growth Portfolio	6,524,464	1,578,293	4,946,171
Absolute Return Portfolio	6,894,436	3,817,428	3,077,008
Total Market Long/Short Portfolio	2,923,598	2,722,877	200,721

3. Recently Issued Accounting Pronouncement

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, (“FIN 48”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109”. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

In February 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS)No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115. “SFAS No. 159 permits entities to elect to measure certain financial assets and liabilities at fair value.  Unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings at each subsequent reporting date SFAS No. 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007.  Management is currently evaluating the impact the adoption of SFAS No. 159 will have on the Fund’s financial statements.

4. Subsequent Event

Effective September 18, 2007, the Absolute Return Portfolio changed its name to the Long/Short Portfolio and the Total Market Long/Short Portfolio changed its name to the Total Market Portfolio.  The investment objective and policies of each portfolio are unchanged.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	9/26/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	9/26/07